UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:		811-05291

College and University Facility Loan Trust One
(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street Boston, MA			02110
(Address of principal executive offices)			(Zip code)

James Byrnes U.S. Bank Corporate Trust Services One Federal Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 603-6442

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2005 – May 31, 2006

ITEM 1.  REPORT TO STOCKHOLDERS.

College and University

Facility Loan Trust One

Compiled Financial Statements

Six Months Ended May 31, 2006

Accountants’ Compilation Report

To the Owner Trustee of

College and University Facility

Loan Trust One

We have compiled the accompanying statement of assets and liabilities of College and University Facility Loan Trust One (the “Trust”), including the schedule of investments, as of May 31, 2006, and the related statements of operations, cash flows, changes in net assets and financial highlights for the six months then ended, in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants. The financial information for the years ended November 30, 2005, 2004, 2003, 2002 and 2001, presented herein for comparative purposes, was audited by other auditors, whose report thereon dated January 30, 2006 expressed an unqualified opinion, except for the effect on the 2005 and 2004 financial statements of accounting for investments under the amortized cost method of accounting as described in Note 2 to the financial statements.

A compilation is limited to presenting in the form of financial statements information that has been obtained from the books and records of the Trust. We have not audited or reviewed the accompanying financial statements or supplemental material and, accordingly, do not express an opinion or any other form of assurance on them. However, we did become aware of a departure from accounting principals generally accepted in the United States of America that is described in the following paragraph.

As disclosed in Note 2 to the financial statements, the Trust is accounting for its investments under the amortized cost method of accounting, adjusted by an allowance for loan losses. Accounting principles generally accepted in the United States of America require that the investments be accounted for under the fair value method of accounting. Accounting for the investments under the fair value method of accounting, based on the Trust’s estimate of fair value as described in Note 8, would result in an increase of approximately $8,246,000 in the recorded value of the investments and an increase in unrealized appreciation of investments of approximately $8,246,000 as of May 31, 2006.

We are not independent with respect to College and University Facility Loan Trust One.

/s/ BDO Seidman, LLP

Boston, Massachusetts

July 24, 2006

College and University

Facility Loan Trust One

Statement of Assets and Liabilities

May 31,	2006

Assets:

Investments, at amortized cost, net of allowance for loan losses of $660,000 (Notes 1, 2, 6, 7 and 8, and Schedule of Investments)	$34,535,443
Cash	50,000
Prepaid expenses	16,366
Interest receivable	535,118
Deferred bond issuance costs (Note 2)	208,888

Total assets	35,345,815

Liabilities:

Bonds payable (Notes 3 and 8)	22,581,681
Interest payable (Note 3)	1,191,184
Accrued expenses and other liabilities	233,447
Distributions payable to Class B certificateholders (Note 5)	694,654

Total liabilities	24,700,966

Net Assets:

Class B certificates, par value $1 - authorized, issued and outstanding - 1,001,643 certificates (Note 5)	1,001,643
Accumulated deficit (Notes 2 and 5)	(897,350)
Additional paid-in capital (Note 2)	10,540,556

Total net assets	$10,644,849

Net asset value per Class B certificate (based on 1,001,643 certificates outstanding)	$10.63

The accompanying notes are an integral part of these financial statements.

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College and University

Facility Loan Trust One

Statement of Operations

Six months ended May 31,	2006

Investment income:
Interest income (Note 2)	$1,907,218

Expenses:
Interest expense (Notes 2 and 3)	1,215,439
Servicer fees (Note 4)	9,276
Trustee fees (Note 4)	20,976
Other trust and bond administration expenses	204,223

Total expenses	1,449,914

Net investment income	457,304

Net increase in net assets resulting from operations	$457,304

The accompanying notes are an integral part of these financial statements.

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College and University

Facility Loan Trust One

Statement of Cash Flows

Six months ended May 31,	2006

Cash flows from operating activities:
Interest received	$900,835
Interest paid	(1,299,822)
Operating expenses paid	(206,018)

Net cash used in operating activities	(605,005)

Cash flows from investing activities:
Net decrease in funds held under investment agreements	423,511
Principal payments on Loans	2,922,087

Net cash provided by investing activities	3,345,598

Cash flows from financing activities:
Principal repayments on Bonds	(2,059,503)
Distributions to Class B certificateholders	(697,043)

Net cash used in financing activities	(2,756,546)

Net decrease in cash	(15,953)

Cash, beginning of period	65,953

Cash, end of period	$50,000

Reconciliation of net increase in net assets resulting from operations to net cash used for operating activities:
Net increase in net assets resulting from operations	$457,304
Decrease in interest receivable	33,351
Increase in prepaid expense	(16,366)
Increase in accrued expenses and other liabilities	44,823
Decrease in Bond interest payable	(108,639)
Amortization of deferred Bond issuance costs	24,255
Amortization of purchase discount on Loans	(1,039,734)

Net cash used in operating activities	$(605,005)

The accompanying notes are an integral part of these financial statements.

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College and University

Facility Loan Trust One

Statement of Changes in Net Assets

(Note 2(f))

	For the
	Six Months
	Ended	Year Ended
	May 31,	November 30,
	2006	2005
	(Unaudited)	(Audited)

From operations:
Net investment income	$457,304	$2,141,055
Reduction in reserve for loan losses	—	200,000

Net increase in net assets applicable to Class B certificateholders resulting from operations	457,304	2,341,055

Capital certificate transactions:
Distributions to Class B certificateholders (Note 5)	(694,654)	(2,361,227)

Net decrease in net assets	(237,350)	(20,172)

Net assets:
Beginning of period	10,882,199	10,902,371

End of period	$10,644,849	$10,882,199

The accompanying notes are an integral part of these financial statements.

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College and University

Facility Loan Trust One

Financial Highlights

(Notes 1 and 5)

	For the
	Six Months
	Ended
	May 31,		Years Ended November 30,
	2006		2005		2004		2003		2002		2001
	(Unaudited)						(Audited)
Net asset value, beginning of period	$10.86		$10.88		$10.88		$10.86		$11.11		$11.36

Net investment income	0.46		2.14		2.08		1.29		.78		.96

Reduction of reserve for loan losses	—		.20		.10		—		—		.16

Distributions to Class B certificateholders	(0.69)		(2.36)		(2.18)		(1.27)		(1.03)		(1.37)

Net asset value, end of period	$10.63		$10.86		$10.88		$10.88		$10.86		$11.11

Total investment return (a)	N/A		N/A		N/A		N/A		N/A		N/A

Net assets applicable to Class B certificates, end of period	$10,644,849		$10,882,199		$10,902,371		$10,902,395		$10,878,852		$11,132,81

Ratios and Supplemental Data:

Ratio of operating expenses to average net assets applicable to Class B certificates	26.94	%(b)(c)	30.05	%(b)	33.79	%(b)	37.84	%(b)	41.40	%(b)	45.48	%(b)

Ratio of net investment income to average net assets applicable to Class B certificates	8.50	(c)	19.66%		19.12%		11.93%		7.11%		8.57%

Number of Class B certificates outstanding, end of period	1,001,643		1,001,643		1,001,643		1,001,643		1,001,643		1,001,643

(a)          The Trust’s investments are recorded at amortized cost as discussed in Note 2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding “Total Investment Return” and has not included information under that heading. In addition, as the Trust’s investments are not traded, management believes that no meaningful information can be provided regarding portfolio turnover.

(b)         Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B Certificates was 4.36%(c), 4.83%, 4.51%, 4.22%, 3.64% and 3.63% in 2006, 2005, 2004, 2003, 2002 and 2001, respectively.

(c)          Annualized.

The accompanying notes are an integral part of these financial statements.

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College and University

Facility Loan Trust One

Notes to Financial Statements

1.	Organization and Business

College and University Facility Loan Trust One (the Trust) was formed on September 17, 1987 as a business trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by the Bank of Boston (the Owner Trustee), succeeded by State Street Bank and Trust Company, succeeded by US Bank (successor Owner Trustee), not in its individual capacity but solely as Owner Trustee. The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on September 29, 1987 (the Closing Date) and issued Bonds in five tranches in the aggregate principal amount of $126,995,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by, or previously assigned to, the United States Department of Education (ED) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to J.P. Morgan Trust Company, National Association, as successor in interest to Bank One Trust Company, NA, formerly The First National Bank of Chicago (the Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.16% and a weighted average remaining term to maturity of approximately 19.4 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment agreements (see Note 2) as specified in the Indenture.

8

All payments on the Loans and earnings under the investment agreements and any required transfers from the Expense, Reserve and Liquidity Funds are deposited to the credit of the Revenue Fund held by the Bond Trustee, as defined within, and in accordance with the Indenture. On each bond payment date, amounts on deposit in the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund Requirement, to fund the Reserve Fund to the Maximum Reserve Requirement and to fund the Liquidity Fund to the Liquidity Fund Requirement. Any funds remaining in the Revenue Fund on such payment date are paid to the Class B certificateholders, as discussed in Note 5.

On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans. In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust.

2.	Summary of Significant Accounting Policies

(a)   College and University Facility Loans

The Loans were purchased and recorded at a discount below par. Pursuant to a “no-action letter” that the Trust received from the Securities and Exchange Commission, the Loans, included in investments in the accompanying statement of assets and liabilities, are being accounted for under the amortized cost method of accounting. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust’s income by applying the Loan’s effective interest rate to the amortized cost of that Loan. When a Loan prepays, the remaining discount is recognized as interest income. The remaining balance of the purchase discount on the Loans as of May 31, 2006 was approximately $10,537,000. As a result of prepayments of Loans in the six months ended May 31, 2006, additional interest income of approximately $218,000 was recognized.

9

The Trust’s policy is to discontinue the accrual of interest on Loans for which payment of principal or interest is 180 days or more past due or for other such Loans if management believes the collection of interest and principal is doubtful. When a Loan is placed on nonaccrual status, all previously accrued, but uncollected interest is reversed against the current period’s interest income. Subsequently, interest income is generally recognized when received. Payments are generally applied to interest first, with the balance, if any, applied to principal. At May 31, 2006, no loans have been placed on non-accrual status; however, as discussed in Notes 6 and 9, one loan was removed from non-accrual status. Previously, interest payments received on this loan were recorded as a reduction of the investment’s amortized cost basis given the unlikelihood of collection. Currently, the Trust recognizes interest income on this loan.

Accounting principles generally accepted in the United States of America (GAAP), requires that the Loans be accounted for under the fair value method of accounting. However, management believes that the amortized cost method of accounting best serves the informational needs of the users of the Trust’s financial statements.

(b)   Other Investments

Other investments, which are included in investments in the accompanying statement of assets and liabilities, consist of two unsecured investment agreements issued by the Federal National Mortgage Association bearing fixed rates of interest of 5% and 8%. These investments are carried at amortized cost. These investment agreements terminate on the earlier of December 1, 2014 or the date on which the Bonds are paid-in-full.

GAAP requires that the investments be accounted for under the fair value method of accounting. However, management believes that the amortized cost method of accounting best serves the informational needs of the users of the Trust’s financial statements.

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(c)   Federal Income Taxes

It is the Trust’s policy to comply with the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

(d)   Deferred Bond Issuance Costs

Deferred bond issuance costs are being amortized using the effective interest-rate method, assuming that all mandatory semiannual payments will be made on the term bonds as discussed in Note 3.

(e)   Accounting for Impairment of a Loan and Allowance for Loan Losses

The allowance for loan losses is based on the Trust’s evaluation of the level of the allowance required to reflect the risks in the loan portfolio, based on circumstances and conditions known or anticipated at each reporting date.

The methodology for assessing the appropriateness of the allowance consists of a review of the following three key elements:

(1)  a valuation allowance for loans identified as impaired,
(2)  a formula-based general allowance for the various loan portfolio classifications, and
(3)  an unallocated allowance.

A loan is impaired when, based on current information and events, it is probable that the Trust will be unable to collect all amounts due in accordance with the contractual terms of the loan agreement. Loans identified as impaired are further evaluated to determine the estimated extent of impairment.

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The formula-based general allowance is derived primarily from a risk-rating model that grades loans based on general characteristics of credit quality and relative risk. As credit quality for individual loans deteriorates, the risk rating and the allowance allocation percentage increases. The sum of these allocations comprise the Trust’s formula-based general allowance.

In addition to the valuation and formula-based general allowance, there is an unallocated allowance. This element recognizes the estimation risks associated with the valuation and formula-based models. It is further adjusted for qualitative factors including, among others, general economic and business conditions, credit quality trends, and specific industry conditions.

There are inherent uncertainties with respect to the final outcome of loans and as such, actual losses may differ from the amounts reflected in the financial statements.

(f)   Presentation of Capital Distributions

Capital distributions are accounted for in accordance with the American Institute of Certified Public Accountants Statement of Position (SOP) 93-2, “Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies.” SOP 93-2 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax basis.

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As of November 30, 2005, all tax earnings and profits have been distributed. Accordingly, all accumulated undistributed net investment income has been reclassified to additional paid-in capital. This reclassification results from permanent book and tax differences such as the receipt of tax-exempt interest income on certain Loans, the related interest expense on the Bonds, and the accretion of purchase discount on the Loans. Amounts deducted for the loan loss reserve are not currently deductible for tax purposes and have been reclassified as an accumulated deficit. These reclassifications had no impact on the net investment income or net assets of the Trust.

The Trust expects to have a tax return of capital for the fiscal year ending November 30, 2006; however, the amount cannot be reasonably estimated at May 31, 2006.

(g)   Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires us to make estimates, judgments and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities at the date of the financial statements and for the period then ended. On an on-going basis, the Trust evaluates the estimates used, including those related to the allowance for loan losses. The Trust bases its estimates on historical experience, current conditions and various other assumptions that the Trust believes to be reasonable under the circumstances. These estimates form the basis for making judgments about the carrying values of assets and liabilities and are not readily apparent from other sources. These estimates are used to assist the Trust in the identification and assessment of the accounting treatment necessary with respect to commitments and contingencies. Actual results may differ from these estimates under different assumptions or conditions.

13

The allowance for loan losses is a critical accounting policy that requires estimates and assumptions to be made in the preparation of the Trust’s financial statements. The allowance for loan losses is based on the Trust’s evaluation of the level of the allowance required in relation to the estimated loss exposure in the loan portfolio. The allowance for loan losses is a significant estimate and is therefore regularly evaluated for adequacy by taking into consideration factors such as prior loan loss experience, the character and size of the loan portfolio, business and economic conditions and the Trust’s estimation of future losses. The use of different estimates or assumptions could produce different provisions for loan losses. See Note 2(e) for a detailed description of the Trust’s estimation process and methodology related to the allowance for loan losses.

3.	Bonds	The Bonds outstanding at May 31, 2006 consist of the following:

		Type	Interest Rate	Stated Maturity	Principal Amount
					(000’s)

		Term	10.55%	December 1, 2014	$22,582

The Bonds are being redeemed, in part, on a pro rata basis by application of mandatory semiannual payments. The redemption price is equal to 100% of the principal amount to be redeemed plus interest accrued to the redemption date. Interest on the Bonds is payable semiannually.

On June 1, 2006, the Trust made the mandatory redemption of $1,397,560 on the Bonds.

14

The aggregate scheduled maturities of the Bonds, including the scheduled mandatory redemptions at May 31, 2006, are as follows:

Fiscal Year	Amount
(000’s)

2006	$1,398
2007	3,217
2008	2,785
2009	2,794
2010	2,699
Thereafter	9,689

Total	$22,582

The Bonds are not subject to optional redemption by either the Trust or the bondholders.

In the event the Trust realizes negative cash flows, various reserve funds have been established and maintained such that, on or before such bond payment date, such funds may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust.

As required by the Indenture, the scheduled future cash flows for Loans in Default are excluded from the calculation of the Reserve Fund requirement. There are currently no loans in default. The cash flows from the June 1, 2006 Bond Payment Date were sufficient to satisfy the maximum reserve fund requirement of $8,433,169, as required by the Indenture.

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4.	Administrative Agreements

(a)   Servicer

As compensation for the services provided under the servicing agreement, GMAC Commercial Mortgage receives a servicing fee. This fee is earned on each date of payment for each Loan and is equal to 0.055 of 1% of the outstanding principal balance of such Loan divided by the number of payments of principal and interest in a calendar year. For the six months ended May 31, 2006, this fee totaled $9,276. GMAC Commercial Mortgage is reimbursed by the Trust for out-of-pocket expenses incurred in connection with the inspection of buildings and property used as collateral for the loans.

(b)   Trustees

As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

•                  The Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee, earned fees of $8,614 and $7,752, respectively, for the six months ended May 31, 2006.

•                  The Bond Trustee is entitled to an annual fee equal to 0.025 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee. The Bond Trustee is also reimbursed for out-of-pocket expenses in an amount not to exceed 4% of the applicable annual fee. In addition, the Bond Trustee is reimbursed for other agreed-upon related expenses. For the six months ended May 31, 2006, total Bond Trustee fees and out-of-pocket expenses amounted to $4,610.

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5.	Certificates

Holders of each of the Class B certificates receive amounts paid to the Owner Trustee pursuant to the Declaration of Trust on a pro rata basis. On June 2, 2006, a distribution of $694,654 was made to the Class B certificateholders. This payment is reflected as a liability in the accompanying statement of assets and liabilities.

While the Bonds are outstanding, distributions to the Class B certificateholders are made on the second business day in each June and December (the Distribution Date) and, after the Bonds are paid in full, on the first business day of each month. The certificateholders shall each be entitled to one vote per certificate.

6.	Allowance for Loan Losses	An analysis of the allowance for loan losses for the six months ended May 31, 2006 is summarized as follows:

		Balance, beginning of year	$660,000
		Reduction in reserve for loan losses	—
		Charge-offs	—

		Balance, end of year	$660,000

		At May 31, 2006, there were no recorded investments in loans that are considered to be impaired.

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7.	Loans	Scheduled principal and interest payments on the Loans as of May 31, 2006, excluding payments for Loans in Default, as defined in the Indenture, are as follows:

			Principal	Interest
		Fiscal year	Payments	Payments	Total
			(000’s)	(000’s)	(000’s)

		2006	$1,750	$481	$2,231
		2007	3,104	882	3,986
		2008	3,003	787	3,790
		2009	3,027	693	3,720
		2010	2,882	599	3,481
		Thereafter	17,257	2,093	19,350

		Total	$31,023	$5,535	$36,558

Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest payments on the Loans may vary significantly from the scheduled payments.

		The following analysis summarizes the stratification of the Loan portfolio by type of collateral and institution as of May 31, 2006.

			Number	Amortized
		Type of Collateral	of Loans	Cost	%
				(000’s)

		Loans secured by a first mortgage	47	$12,231	59.7%

		Loans not secured by a first mortgage	26	8,255	40.3%

		Total Loans	73	$20,486	100%

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	Number	Amortized
Type of Institution	of Loans	Cost	%
		(000’s)

Private	48	$11,463	56.0%

Public	25	9,023	44%

Total Loans	73	$20,486	100%

The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower’s sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower’s facilities and, in the case of some Loans to public institutions which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and diversity of program offerings.

The collateral for Loans that are secured by a mortgage on real estate generally consists of special purpose facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust’s ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

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8.	Fair Value of Financial Instruments

Statement of Financial Accounting Standards No. 107, “Disclosures about Fair Value of Financial Instruments,” allows for the use of a wide range of valuation techniques; therefore, it may be difficult to compare the Trust’s fair value information to public market information or to other fair value information. Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying market value of the Trust’s net assets or the amounts that would result from the sale or settlement of the related financial instruments. Further, as the assumptions inherent in fair value estimates change, the fair value estimates will change.

Current market prices are not available for most of the Trust’s financial instruments since an active market generally does not exist for such instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its financial instruments using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these instruments for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these Loans is not subject to estimate.

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The estimated fair value of each category of the Trust’s financial instruments and the related book value presented in the accompanying statement of assets and liabilities as of May 31, 2006 are as follows:

	Amortized
	Cost		Fair Value
	(000’s)		(000’s)

Loans	$19,826	*	$26,600

Investment Agreements:
Revenue Fund	12,109		12,838
Liquidity Fund	2,600		3,343

	$34,535		$42,781

Bonds	$22,582		$27,224

*Net of allowance for loan losses of $660,000.

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COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

SCHEDULE OF INVESTMENTS

May 31, 2006

(Dollar Amounts in Thousands)

Outstanding		Stated		Internal	Amortized
Principal		Interest	Maturity	Rate of	Cost (Notes
Balance	Description	Rate %	Date	Return % (A)	1 and 2)
				(Unaudited)
	COLLEGE AND UNIVERSITY LOANS (57.4%)
	ALABAMA
$8	Birmingham-Southern College	3.00	10/01/2006	12.48	$8
200	Birmingham-Southern College	3.00	10/01/2010	12.47	161
2	Stillman College	3.00	02/01/2007	13.24	2
1,346	University of Alabama	3.00	05/01/2021	12.27	753
191	University of Montevallo	3.00	05/01/2023	12.30	100
	CALIFORNIA
523	Azusa Pacific University	3.00	04/01/2017	12.96	316
1,170	California State University	3.00	11/01/2012	10.57	919
20	Foothill College	3.00	10/01/2006	11.76	19
215	Monterey Peninsula College	3.00	10/01/2018	11.95	133
305	San Diego State University	3.00	11/01/2021	11.93	172
640	San Francisco State University	3.00	11/01/2021	11.93	364
	FLORIDA
45	Florida Atlantic University	3.00	07/01/2006	11.85	43
	HAWAII
135	University of Hawaii at Manoa	3.00	10/01/2006	11.76	129
	ILLINOIS
320	Concordia College	3.00	05/01/2011	12.64	251
	INDIANA
100	Anderson College	3.00	03/01/2010	13.02	79
285	Taylor University	3.00	10/01/2010	12.45	229
1,190	University of Notre Dame	3.00	04/01/2018	12.95	696
	KANSAS
125	Emporia State University	3.00	04/01/2009	12.33	106
	LOUISIANA
395	Xavier University	3.00	10/01/2017	12.54	242
	MARYLAND
910	Western Maryland College	3.00	11/01/2016	12.44	587
	MASSACHUSETTS
162	Atlantic Union College	3.00	05/01/2023	12.68	83
692	Boston University	3.00	12/31/2022	11.87	375
34	Hampshire College	3.00	11/01/2006	12.43	33
77	Springfield College	3.00	05/01/2011	12.59	60
	MICHIGAN
880	Albion College	3.00	10/01/2015	12.51	585
200	Alma College	3.00	04/01/2010	11.87	163
2,271	Finlandia University	3.00	08/01/2014	12.70	1,237
	MINNESOTA
880	Augsburg College	3.00	04/01/2016	12.95	553
385	College of St. Thomas	3.00	04/01/2017	12.95	233

See accompanying accountant’s compilation report and notes to financial statements.

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Outstanding		Stated		Internal	Amortized
Principal		Interest	Maturity	Rate of	Cost (Notes
Balance	Description	Rate %	Date	Return % (A)	1 and 2)
				(Unaudited)
	MISSISSIPPI
$50	Jackson State University	3.00	01/01/2007	12.50	$45
30	Mississippi Valley State	3.00	07/01/2008	11.89	26
98	Tougaloo College	3.00	06/01/2021	12.44	54
	MISSOURI
168	Missouri Southern State College	3.00	12/01/2008	10.56	144
100	Missouri Western State College	3.00	10/01/2008	11.77	88
	NEBRASKA
79	University of Nebraska	3.00	07/01/2013	10.59	60
	NEW HAMPSHIRE
230	Daniel Webster College	3.00	04/01/2019	12.99	130
232	New England College	3.625	10/01/2013	12.37	172
705	New England College	3.00	04/01/2019	12.96	399
383	Rivier College	3.625	04/01/2014	12.78	269
	NEW JERSEY
85	Fairleigh Dickinson University	3.00	11/01/2020	12.09	49
	NEW YORK
92	Alfred University	3.00	11/01/2007	12.41	84
424	Long Island University	3.00	06/01/2016	12.34	274
847	Sarah Lawrence College	3.00	11/01/2021	12.64	468
	NORTH CAROLINA
77	Montreat-Anderson College	3.00	12/01/2019	12.19	44
140	North Carolina State University	3.00	09/01/2006	8.02	136
945	University of North Carolina	3.00	01/01/2018	11.49	594
	OHIO
1,235	Case Western Reserve University	3.00	04/01/2016	10.54	860
19	Riverside Hospital	3.00	04/01/2007	13.09	17
145	University of Steubenville	3.375	04/01/2012	12.88	107
218	University of Steubenville	3.00	04/01/2017	12.96	132
	PENNSYLVANIA
412	Carnegie - Mellon University	3.00	11/01/2017	10.45	281
460	Harcum Junior College	3.00	11/01/2015	12.44	308
20	Susquehanna University	3.00	11/01/2006	12.44	19
260	Susquehanna University	3.625	11/01/2014	12.32	185
81	Swarthmore College	3.00	11/01/2013	12.30	58
298	Temple University	3.375	11/01/2014	11.99	217
	RHODE ISLAND
266	Community College of Rhode Island	3.00	04/01/2018	12.10	166
	SOUTH CAROLINA
12	Benedict College	3.00	11/01/2006	12.42	11
660	College of Charleston	3.00	07/01/2016	12.02	434
563	Morris College	3.00	11/01/2013	12.42	404

See accompanying accountant’s compilation report and notes to financial statements.

23

Outstanding		Stated		Internal	Amortized
Principal		Interest	Maturity	Rate of	Cost (Notes
Balance	Description	Rate %	Date	Return % (A)	1 and 2)
				(Unaudited)
	TENNESSEE
$77	Bryan College	3.00	02/01/2010	12.68	$62
264	Vanderbilt University	3.00	06/30/2009	10.39	227
	TEXAS
388	Jarvis Christian College	3.00	04/01/2019	12.96	221
100	Laredo Junior College	3.00	08/01/2009	11.82	84
109	St. Edward’s University	3.625	04/01/2013	12.80	79
35	Texas College	3.00	04/01/2007	13.09	32
383	Texas Tech University	3.625	03/01/2013	10.80	294
2,420	Texas Tech University	3.375-3.50	03/01/2012	10.83	1,908
	VERMONT
850	Middlebury College	3.00	04/01/2018	12.87	537
30	St. Michael’s College	3.00	04/01/2008	13.06	27
2,032	University of Vermont	3.00	10/01/2019	12.19	1,201
	VIRGINIA
1,255	Old Dominion University	3.00	06/01/2013	11.70	911
	WASHINGTON
40	Western Washington University	3.00	10/01/2007	11.16	37
31,023	Total College and University Loans				20,486

	Allowance for Loan Losses				660

	Net Loans of the Trust				19,826

	INVESTMENT AGREEMENTS (42.6%)

2,600	FNMA #787 Liquidity Fund	8.00	12/01/2014	8.00	2,600
12,109	FNMA #786 Revenue Fund	5.00	12/01/2014	5.00	12,109
14,709	Total Investment Agreements				14,709
$45,732	Total Investments (100.0%)				$34,535

(A) Represents the rate of return based on the contributed cost and the amortization to maturity.

See accompanying accountant’s compilation report and notes to financial statements.

24

PricewaterhouseCoopers LLP
PricewaterhouseCoopers Center
300 Madison Avenue
New York NY 10017
Telephone (646) 471 3000
Facsimile (813) 286 6000

Report of Independent Accountants

To the Board of Directors and Shareholder of

GMAC Commercial Mortgage Corporation:

We have examined management’s assertion, dated February 27, 2006, about GMAC Commercial Mortgage Corporation’s (the “Company’s”) compliance with its established minimum master servicing policy (“Master Servicing Policy”), which management derived from the Mortgage Bankers Association of America’s Uniform Single Attestation Program for Mortgage Bankers (USAP), as of and for the year ended December 31, 2005 included in the accompanying management assertion (see Exhibit I). Management is responsible for the Company’s compliance with the Master Servicing Policy. Our responsibility is to express an opinion on management’s assertion about the Company’s compliance based on our examination.

Our examination was made in accordance with the standards established by the American Institute of Certified Public Accountants and, accordingly, included examining, on a test basis, evidence about the Company’s compliance with the Master Servicing Policy and performing such other procedures as we considered necessary in the circumstances. We believe that our examination provides a reasonable basis for our opinion. Our examination does not provide a legal determination of the Company’s compliance with the Master Servicing Policy.

In our opinion, management’s assertion that, except for instances of noncompliance, the Company complied with aforementioned Master Servicing Policy as of and for the year ended December 31, 2005 is fairly stated, in a material respects.

PricewaterhouseCoopers LLP

February 27, 2006

Exhibit I

Management’s Assertion Concerning Compliance

With Minimum Master Servicing Standards

February 27, 2006

As of and for the year ended December 31, 2005, for the master servicing transactions included in Exhibit II, GMAC Commercial Mortgage Corporation has complied, in all material respects, with the applicable minimum master servicing standards set forth in the company’s Master Servicing Policy (attached in Exhibit III), which were derived from the Mortgage Bankers Association of America’s Uniform Single Attestation Program for Mortgage Bankers, except with respect to the requirement to timely prepare bank reconciliations for custodial bank accounts and timely clear reconciling items, for which the company was not in compliance during the year.

As of December 31, 2005, the company was covered by various General Motors Corporation insurance policies providing $300 million of fidelity bond insurance and $100 million of errors and omissions insurance.

/s/ Robert D. Feller
Robert D. Feller
Chief Executive Officer

/s/ Michael I. Lipson
Michael I. Lipson
Executive Vice President, Global Servicing

/s/ Wayne D. Hoch
Wayne D. Hoch
Executive Vice President and Chief Financial Officer

Exhibit II

GMAC COMMERCIAL MORTGAGE CORPORATION

TRANSACTIONS ASSOCIATED WITH MASTER SERVICING

RESPONSIBILITIES

277 PARK AVE FINANCE CORP

ACMF I SERIES 1997-C1

AETNA, SERIES 1995-C5

AMC DEPOSITOR, SERIES 1999-1

ASC, SERIES 1996-D3

ASC, SERIES 1997-D4

ASW, SERIES 1993-2

ATHERTON - PAINE WEBBER WHSE

ATHERTON, SERIES 1997-1

ATHERTON, SERIES 1998-A

ATHERTON, SERIES 1999-A

BACM, SERIES 2001-C1

BANK OF AMERICA 2002-X1

BKB, SERIES 1997-C1

Cal West Trust II

CALSTRS, SERIES 2002-C6

CAPCO, SERIES 1998-D7

CAPITAL TRUST RE CDO 2004-1

CBM, SERIES 1996-1

CDC, SERIES 2002-FX1

CG, SERIES 2004-FL1

CHASE, SERIES 1996-1

CHASE, SERIES 1996-2

CHASE, SERIES 1997-1

CHASE, SERIES 1997-2

CHASE, SERIES 1998-2

CHASE, SERIES 2000-FL1

CHASE, SERIES 2001-FL1

CHASE-FIRST UNION, 1999-1

CITIBANK, SERIES 1994-C2

CITICORP LEASE TRUST, SERIES 1999-1

COLUMBIA CTR TRUST, 2000-CCT

COLUMN, SERIES 2002-CCL1

COMM, SERIES 2001-FL5

COMM, SERIES 2001-J2

COMM, SERIES 2003-LNB1

COMM, Series 2004-LNB2

COMM, Series 2004-LNB4

CSFB, SERIES 1995-M1

CSFB, SERIES 1997-PS1

CSFB, SERIES 1998-PS2

CSFB, SERIES 1999-PS3

CSFB, SERIES 2000-C1

CSFB, SERIES 2000-PS4

CSFB, SERIES 2001-CF2

CSFB, SERIES 2001-SPG1

DAIWA, SERIES 1993-1

DENVER PUBLIC SCHOOLS RET.

DEUTSCHE BANC MORTGAGE (184)

DLJ, SERIES 1996-CF1

DLJ, SERIES 1997-CF1

DLJ-FB, SERIES 1994-MF1

ED I

ED II

EMAC, SERIES 1998-1

EMAC, SERIES 1999-1

EMAC, SERIES 2000-1

FIRST BOSTON, SERIES 1995-MF1

FMAC, SERIES 1991-A

FMAC, SERIES 1993-B

FMAC, SERIES 1994-A

FMAC, SERIES 1995-B

FMAC, SERIES 1996-B

FMAC, SERIES 1997-A

FMAC, SERIES 1997-B

FMAC, SERIES 1997-C

FMAC, SERIES 1998-A

FMAC, SERIES 1998-B

FMAC, SERIES 1998-C

FMAC, SERIES 1998-D

FMAC, SERIES 2000-A

FMHA

FNMA, SERIES 1998-M1

FOREST CITY, SERIES 1994-1

FREEHOLD RACEWAY MALL 2001-FRM

G3 STRATEGIC INV. LP 2002 WL1

GAFCO FRANCHISE 1998-1

GFCM 2003-1

GGP MALL PROP TR, SERIES 2001-GGP1

GIA SERIES 2001-A

GMACCM 2003-C2

GMACCM CANADA, SERIES 2002-FL1

GMACCM HF1, SERIES 1999-1

GMACCM HF1, SERIES 1999-2

GMACCM Seniors 2003-A

GMACCM, SERIES 1996-C1

GMACCM, SERIES 1996-C2

GMACCM, SERIES 1997-C1

GMACCM, SERIES 1997-C2

GMACCM, SERIES 1998-C1

GMACCM, SERIES 1998-C2

GMACCM, SERIES 1999-C1

GMACCM, SERIES 1999-C2

GMACCM, SERIES 1999-C3

GMACCM, SERIES 1999-CTL1

GMACCM, SERIES 2000-C1

GMACCM, SERIES 2000-C2

GMACCM, SERIES 2000-C3

GMACCM, SERIES 2000-FL1

GMACCM, SERIES 2000-FLA

GMACCM, SERIES 2000-FLB

GMACCM, SERIES 2000-FLE

GMACCM, SERIES 2000-FLF

GMACCM, SERIES 2001-A

GMACCM, SERIES 2001-C1

GMACCM, SERIES 2001-C2

GMACCM, SERIES 2001-FL1

GMACCM, SERIES 2001-FLA

GMACCM, SERIES 2002-C1

GMACCM, SERIES 2002-C2

GMACCM, SERIES 2002-C3

GMACCM, SERIES 2002-FL1

GMACCM, SERIES 2002-LT

GMACCM, SERIES 2003 DOUBLE EAGLE

GMACCM, SERIES 2003-C1

GMACCM, Series 2003-C3

GMACCM, Series 2003-FL1

GMACCM, SERIES 2003-FLA

GMACCM, SERIES 2003-FL-SNF

GMACCM, Series 2003-PMSRLP

GMACCM, Series 2004-C1

GMACCM, SERIES 2004-C2

GMACCM, Series 2004-C3

G-MAX 2002 FL-A

G-MAX 2002-FX-1

GSMCII, Series 2003-C1

GSMSC II, SERIES 1997-GLI

GSMSC II, SERIES 1998-C1

GSMSC II, SERIES 1998-GLII

GSMSC II, SERIES 1999-C1

GSMSC II, SERIES 2001-1285

GSMSC II, SERIES 2001-GL3

GSMSC II, SERIES 2001-ROCK

GSMSC II, SERIES 2002-GSFL V

HUD

IPS, SERIES 2003-1

ISTAR, SERIES 2002-1

ISTAR, SERIES 2003-1

JPMC 2002-C3

JPMC, SERIES 2001-A

JPMC, SERIES 2001-CIBC1

JPMC, Series 2004-C1

JPMC, SERIES 2004-C2

JPMC, Series 2004-CIBC10

JPMC, Series 2004-CIBC8

JPMC, SERIES 2004-CIBC9

JPMC, SERIES 2004-LN2

KS MORTGAGE CAP, SERIES 1995-1

LAKEWOOD MALL

LEHMAN, SERIES 1992-1

LEHMAN, SERIES 1992-2

LEHMAN, SERIES 1994-C2

LEHMAN, SERIES 1995-C2

LEHMAN, SERIES 1996-1

LEHMAN, SERIES 1996-C2

LEHMAN, SERIES 1998-C1

LEHMAN, SERIES 2003-C4

LIBRARY TOWER, SERIES 1998-1

LLL, SERIES 1997-LL1

LONG LANE MASTER TRUST IV

LTC, SERIES 1996-1

LTC, SERIES 1998-1

MALL OF AMERICA, SERIES 2001-1

MCF, SERIES 1993-C1-C2

MCF, SERIES 1995-MC1

MCF, SERIES 1996-MC1

MCF, SERIES 1996-MC2

MCF, SERIES 1998-MC1

MCF, SERIES 1998-MC3

MERRILL, SERIES 1995-C1

MERRILL, SERIES 1995-C2

MERRILL, SERIES 1995-C3

MERRILL, SERIES 1996-C1

MERRILL, SERIES 1997-C1

MERRILL, SERIES 1998-C1-CTL

MERRILL, SERIES 1999-C2

MERRILL, SERIES 2000-C3

MERRILL, SERIES 2000-C4

MERRILL, SERIES 2001-C5

MERRILL, SERIES 2001-LBC

MERRILL, SERIES 2002-BC2P

MERRILL, SERIES 2002-C7

MERRILL, SERIES 2002-C8

MERRILL, SERIES 2003-C10

MERRILL, SERIES 2003-C11

ML, SERIES 2003-C9

MORGAN, SERIES 1996-C1

MORGAN, SERIES 1997-C1

MORGAN, SERIES 1997-XL I

MORGAN, SERIES 1998-CF1

MORGAN, SERIES 1998-HF1

MORGAN, SERIES 1998-HF2

MORGAN, SERIES 1999-RM1

MORGAN, SERIES 2002-HQ

MSCI 2004-HQ4

MSDW 2003-IQ4

MSDW CAPITAL I TRUST 2002-IQ3

MSDW, SERIES 1997-HF1

MSDW, SERIES 1999-FNV1

MSDW, SERIES 2001-IQ

MSDW, SERIES 2001-PPM

MSDW, SERIES 2002-WM

MSDW, Series 2003-IQ5

NATIONS LINK, SERIES 1996-1

NB, SERIES-DMC

NEW ENGLAND MUTUAL LIFE, SERIES 1993-1

NOMURA MEGADEAL, SERIES 1995-MD IV

NOMURA MEGADEAL, SERIES 1996-MD V

NOMURA, SERIES 1993-1

NOMURA, SERIES 1994-MD1

NOMURA, SERIES 1996 MD VI

NOMURA, SERIES 1998-D6

NOMURA, SERIES 1998-STI

OREGAN, SERIES 1995-1

PAINE WEBBER, SERIES 1996-M1

REAL-T, Series 2004-1

SALOMON, SERIES 1999-C1

SALOMON, SERIES 2000-C1

SASCO, SERIES 1995-C4

SC FUNDING, SERIES 1993-1

SDG MACERICH PROPERTIES LP CMO

SL COMMERCIAL, SERIES 1997-C1

SOLAR TRUST, SERIES 2001-1

SOLAR TRUST, SERIES 2002-1

Solar Trust, Series 2003-CC1

STRUCTURED MTG, SERIES 1994-M1

U-HAUL, SERIES 1993-1

Exhibit III

GMAC COMMERCIAL MORTGAGE CORPORATION

MINIMUM MASTER SERVICING POLICY

I.                 CUSTODIAL BANK ACCOUNTS

1.               Reconciliations shall be prepared on a monthly basis for all custodial bank accounts and related bank clearing accounts. These reconciliations shall:

•                  be mathematically accurate;

•                  be prepared within forty-five (45) calendar days after the cutoff date, but in any event in accordance with the applicable servicing agreements;

•                  be reviewed and approved by someone other than the person who prepared the reconciliation; and

•                  evidence explanations for reconciling items which shall be resolved within ninety (90) calendar days of identification.

2.               Funds of the servicing entity shall be advanced as specified in the applicable servicing agreements in cases where there is potential for an overdraft in an investor’s account or a request letter has been received from a subservicer for a servicing advance stipulated by the subservicing agreement.

3.               All cash for each custodial account shall be maintained at a federally insured depository institution in trust for the applicable investor or in an investment account in accordance with the applicable servicing agreement requirements.

II.             MORTGAGE PAYMENTS

1.               Mortgage payments shall be deposited into the custodial bank accounts and related bank clearing accounts within two business days of receipt from the subservicer.

2.               Mortgage payments made in accordance with mortgagor’s loan documents shall be posted to the applicable mortgagor records within two business days of receipt from the subservicer.

III.         DISBURSEMENTS

1.               Remittances made via wire transfer on behalf of a mortgagor or investor shall be made only by authorized personnel.

2.               Amounts remitted to investors per the servicer’s investor reports shall agree with cancelled checks, or other form of payment, or custodial bank statements.

IV.        INVESTOR ACCOUNTING AND REPORTING

1.               Monthly investor reports shall be sent in a timely manner listing loan level detail of payments and balances, and all other data required by the servicing agreements.

V.            INSURANCE POLICIES

1.               A fidelity bond and errors and omissions policy shall be in effect on the servicing entity in the amount of coverage represented to investors in management’s assertion.

VI.        MONITORING OF SUBSERVICER COMPLIANCE

1.               Within 120 days of a subservicer’s year-end, the subservicer’s management assertions about compliance with minimum servicing standards, which were derived from the Mortgage Bankers Association of America’s Uniform Single Attestation Program for Mortgage Bankers, and the Independent Auditors Report on management’s assertions shall be reviewed, and if material exceptions are found, appropriate corrective action will be taken.

2.               An annual certification from each subservicer stating that the subservicer is in compliance with its subservicer agreement shall be obtained by April 30th for the previous calendar year.

GMAC Commercial Mortgage

College & Trust Facility Loan Trust I

Service Fees Schedule

For the Period of Decemeber 1, 2005 through December 31, 2005

Date Due	GMACCM Number	Borrower Name	Principal Due	Interest Due	Total Due	Principal Balance	Service Fees

12302005	20002401	BOSTON UNIVER	15,515.89	10,611.03	26,126.92	707,402.21	194.54
12012005	20009702	KENT STATE	130,000.00	7,800.00	137,800.00	650,000.00	178.75
12012005	20010801	LONG ISLAND U	0.00	6,225.00	6,225.00	423,999.98	116.60
12012005	20012501	MISSOURI SOUT	55,000.00	3,345.00	58,345.00	222,999.99	61.32
12012005	20013001	MONTREAT-ANDE	2,600.00	1,233.00	3,833.00	82,200.00	22.61
12012005	20014401	DOMNION UNIV.	0.00	18,825.00	18,825.00	1,254,999.99	345.12
12072005	20018701	SUOMI COLLEGE	7,304.45	6,771.07	14,075.52	2,321,508.74	106.40
12012005	20019601	TOUGALOO COLL	0.00	1,470.00	1,470.00	98,000.00	26.95
12302005	20023102	VANDERBLT/GEO	35,458.63	4,485.24	39,943.87	299,016.11	82.23

		TOTALS:	245,878.97	60,765.34	306,644.31	6,060,127.02	1,134.52
							(178.75)

							955.77

20009702

Service Fees withheld for Dec 2005 please w/hold on 1/5/06

1

GMAC Commercial Mortgage

College & Trust Facility Loan Trust I

Paid-in-Full Loans

For the Period of Decemeber 1, 2005 through Decemeber 31, 2005

Loan Number	Payoff Date	Total Amount Paid	Principal Amount	Interest Amount	Other Fees	Maturity Date

	TOTAL:	—	—	—	—

GMAC Commercial Mortgage

College and University Loan Trust I

Summary of Partial Prepayments

For the Period of December 1, 2005 through December 31 2005

Loan Number	Payoff Date	Total Amount Paid	Principal Amount	Interest Amount

None to Report	—	0.00	0.00	0

	TOTAL:	—	—	—

GMAC Commercial Mortgage

College and University Loan Trust I

Trial Balance

As of December 31, 2005

GMACCM Number	Borrower Name	Interest Rate	Current UPB	Maturity Date

20000101	ALBION COLLEGE	3.00	880,000.00	10-01-2015
20000401	UNIVERSITY OF ALFRED	3.00	92,000.00	11-01-2007
20000601	ALMA COLLEGE	3.00	245,000.00	4-01-2010
20000902	ANDERSON COLLEGE	3.00	125,000.00	3-01-2010
20001201	ATLANTIC UNION COLLEGE	3.00	165,699.40	5-01-2023
20001301	AUGSBURG COLLEGE ACCT# AUGS466ADSU	3.00	950,000.00	4-01-2016
20001401	AZUSA PACIFIC UNIVERSITY-1967#95-403850	3.00	563,000.00	4-01-2017
20001901	BENEDICT COLLEGE SERIES 1974	3.00	12,000.00	11-01-2006
20002101	BIRMINGHAM SOUTHERN COLLEGE	3.00	8,000.00	10-01-2006
20002102	BIRMINGHAM SOUTHERN COLLEGE	3.00	200,000.00	10-01-2010
20002401	BOSTON UNIVERITY	3.00	691,886.32	12-31-2022
20002501	WILLIAM JENNINGS BRYAN COLLEGE	3.00	86,000.00	2-01-2010
20002701	CALIFORNIA STATE UNIVERSITY	3.00	1,170,000.00	11-01-2012
20002801	CARNEGIE MELLON UNIVERSITY	3.00	427,000.00	11-01-2017
20003001	CASE WESTERN RESERVE UNIVERSIT	3.00	1,335,000.00	4-01-2016
20003901	COLLEGE OF CHARLESTON	3.00	660,000.00	7-01-2016
20004001	COLLEGE OF ST. THOMAS	3.00	415,000.00	4-01-2017
20004401	R.I. JR. COLLEGE	3.00	276,000.00	4-01-2018
20004501	CONCORDIA TEACHERS COLLEGE	3.00	349,999.99	5-01-2011
20005201	DANIEL WEBSTER COLLEGE	3.00	245,000.00	4-01-2019
20005801	DRAKE UNIVERSITY	3.00	645,000.00	10-01-2012
20006401	EMPORIA STATE UNIVERSITY	3.00	170,000.00	4-01-2009
20006502	FAIRLEIGH DICKINSON UNIVERSITY	3.00	86,813.09	11-01-2020
20006801	FLORIDA ATLANTIC UNIVERSITY	3.00	45,000.00	7-01-2006
20006901	FLORIDA INST OF TECH, INC	3.00	8,000.00	2-01-2006
20007201	FOOTHILL COLLEGE	3.00	20,000.00	10-01-2006
20008201	HAMPSHIRE COLLEGE	3.00	51,000.00	11-01-2006
20008301	HARCUM COLLEGE	3.00	460,000.00	11-01-2015
20009201	JACKSON STATE COLLEGE	3.00	100,000.00	1-01-2007
20009302	JARVIS CHRISTIAN COLLEGE - BND 69A	3.00	413,000.00	4-01-2019
20009502	SACRED HEART KANSAS NEWMAN COLLEGE	3.00	21,000.00	4-01-2006
20009702	KENT STATE UNIVERSITY	3.00	520,000.00	12-01-2008
20010301	LAREDO MUNICIPAL JR. COLLEGE	3.00	100,000.00	8-01-2009
20010801	LONG ISLAND UNIVERSITY	3.00	423,999.98	6-01-2016
20012101	MIDDLEBURY COLLEGE	3.00	890,000.00	4-01-2018
20012401	MISSISSIPPI VALLEY ST. COLLEGE	3.00	30,000.00	7-01-2008
20012501	MISSOURI SOUTHERN STATE COLLEG	3.00	167,999.99	12-01-2008
20012601	MISSOURI WESTERN STATE COLLEGE (ESCROW)	3.00	100,000.00	10-01-2008
20012901	MONTEREY PENINSULA JR. COLLEGE	3.00	215,000.00	10-01-2018
20013001	MONTREAT-ANDERSON COLLEGE	3.00	79,600.00	12-01-2019
20013301	MORRIS COLLEGE - BONDS 1983	3.00	563,000.00	11-01-2013
20013501	NEW ENGLAND COLLEGE	3.63	231,999.99	10-01-2013
20013502	NEW ENGLAND COLLEGE	3.00	750,000.00	4-01-2019
20013801	NORTH CAROLINA STATE UNIVERSITY	3.00	140,000.00	9-01-2006
20014401	OLD DOMINION UNIVERSITY	3.00	1,254,999.99	6-01-2013
20016101	RIVERSIDE HOSPITAL	3.00	51,000.00	4-01-2007
20016201	RIVIER COLLEGE	3.63	423,000.00	4-01-2014
20016401	CALIFORNIA STATE UNIVERSITY	3.00	305,000.00	11-01-2021
20016501	CALIFORNIA STATE UNIVERSITY	3.00	640,000.00	11-01-2021
20016601	SARAH LAWRENCE COLLEGE	3.00	869,509.61	11-01-2021
20017801	SPRINGFIELD COLLEGE	3.00	83,770.27	5-01-2011
20018001	ST.EDWARDS UNIVERSITY	3.63	123,000.00	4-01-2013
20018302	ST. MICHAELS COLLEGE	3.00	55,000.00	4-01-2008

1

GMACCM Number	Borrower Name	Interest Rate	Current UPB	Maturity Date

20018601	STILLMAN COLLEGE	3.00	6,000.00	2-01-2007
20018701	FINLANDIA UNIVERSITY	3.50	2,314,204.29	8-06-2014
20018801	SUSQUEHANNA UNIVERSITY	3.00	20,000.00	11-01-2006
20018802	SUSQUEHANNA UNIVERSITY	3.63	260,000.00	11-01-2014
20018901	SWARTHMORE COLLEGE	3.00	85,955.23	11-01-2013
20019101	TAYLOR UNIVERISTY	3.00	285,000.00	10-01-2010
20019201	TEMPLE UNIVERSITY	3.38	298,000.00	11-01-2014
20019401	TEXAS STATE COLLEGE	3.00	70,000.00	4-01-2007
20019502	TEXAS TECH. UNIVERSITY	3.63	428,000.00	3-01-2013
20019504	TEXAS TECH. UNIVERSITY	3.38	2,795,000.00	3-01-2012
20019601	TOUGALOO COLLEGE/ DORM BONDS 1981	3.00	98,000.00	6-01-2021
20020001	UNIVERSITY OF ALABAMA	3.00	1,416,000.00	5-01-2021
20021001	UNIVERSITY OF HAWAII AT MANOA	3.00	135,000.00	10-01-2006
20021301	UNIVERSITY OF MONTEVALLO	3.00	199,000.00	5-01-2023
20021401	UNIV.OF NEBRASKA/ AG MENS CLUB	3.00	83,000.00	1-01-2013
20021603	UNIVERSITY OF NORTH CAROLINA	3.00	1,010,000.00	1-01-2018
20021701	UNIVERSITY OF NOTRE DAME - BONDS 1968	3.00	1,270,000.00	4-01-2018
20022601	UNIVERSITY OF STEUBENVILLE	3.38	166,000.00	4-01-2012
20022602	UNIVERSITY OF STEUBENVILLE	3.00	234,000.00	4-01-2017
20022701	UNIVERSITY OF VERMONT	3.00	2,093,000.00	10-01-2019
20023102	VANDERBILT UNIV - 1979 MAYFIELD	3.00	263,557.48	6-30-2009
20023501	WESTERN MARYLAND COLLEGE	3.00	910,000.00	11-01-2016
20023601	WESTERN WASHINGTON STATE COLLEGE	3.00	40,000.00	10-01-2007
20023901	XAVIER UNIVERSITY OF LOUISIANA	3.00	395,000.00	10-01-2017

	Totals:		33,807,995.63

2

GMAC Commercial Mortgage

College & Trust Facility Loan Trust I

Delinquency Report (60+Days)

As of December 31, 2005

GMACCM Loan Number	Borrower Name	Next Payment Due	P and I Due	Current UPB

20008201	HAMPSHIRE COLLEGE	11-01-2004	35,785.00	51,000.00
20010801	LONG ISLAND U	6-01-2005	8,999.98	423,999.98

TOTAL			44,784.98	474,999.98

GMAC Commercial Mortgage

College and University Loan Trust I

Liquidation Report

As of December 31, 2005

None to report for this period

GMAC Commercial Mortgage

College and University Loan Trust I

Collection Account Activity Report

For the Period of January 1, 2006 through January 31, 2006

Collections:
Principal Payments	646,100.77
Interest Payments	37,394.75

Total Principal and Interest Collections	683,495.52

Payments and Reversals Posted to Suspense	—

Total Collections	683,495.52

Less: Servicing Fees (not withheld from remittances)	(673.96)

Net Collections	682,821.56

GMAC Commercial Mortgage

College & Trust Facility Loan Trust I

Service Fees Schedule

For the Period of January 1, 2006 through January 31, 2006

Date Due	GMACCM Number	Borrower Name	Principal Due	Interest Due	Total Due	Principal Balance	Service Fees

1012006	20003901	COLL. OF CHAR	0	9900	9900	660000	181.50
1012006	20006801	FLORIDA ATLAN	0	675	675	45000	12.38
1012006	20009201	JACKSON ST.	50000	1500	51500	100000	27.50
1012006	20012401	MISSISSIPPI V	0	450	450	30000	8.25
1012006	20012801	MONTCLAIR COL	0	2055	2055	137000	37.68
1072006	20018701	SUOMI COLLEGE	7100.77	6974.75	14075.52	2314204.29	106.07
1012006	20021401	U OF NEBRASKA	4000	1245	5245	83000	22.83
1012006	20021603	NORTH CAROLIN	65000	15150	80150	1010000	277.75

		TOTALS:	126,100.77	37,949.75	164,050.52	4,379,204.29	673.96

							673.96

Service Fees withheld for Jan 2006 please w/hold on 2/3/06

GMAC Commercial Mortgage

College & Trust Facility Loan Trust I

Paid-in-Full Loans

For the Period of January 1, 2006 through January 31, 2006

Loan Number	Payoff Date	Total Amount Paid	Principal Amount	Interest Amount	Other Fees	Maturity Date
20009702	60104	520000	520000	0		12012008

	TOTAL:	520,000.00	520,000.00	—	—

MAC Commercial Mortgage

College and University Loan Trust I

Summary of Partial Prepayments

For the Period of January 1, 2006 through January 31 2006

Loan Number	Payoff Date	Total Amount Paid	Principal Amount	Interest Amount

None to Report	—	0.00	0.00	0

	TOTAL:	—	—	—

GMAC Commercial Mortgage

College and University Loan Trust I

Trial Balance

As of January 31, 2006

GMACCM Number	Borrower Name	Interest Rate	Current UPB	Maturity Date

20000101	ALBION COLLEGE	3.00	880,000.00	10-01-2015
20000401	UNIVERSITY OF ALFRED	3.00	92,000.00	11-01-2007
20000601	ALMA COLLEGE	3.00	245,000.00	4-01-2010
20000902	ANDERSON COLLEGE	3.00	125,000.00	3-01-2010
20001201	ATLANTIC UNION COLLEGE	3.00	165,699.40	5-01-2023
20001301	AUGSBURG COLLEGE ACCT# AUGS466ADSU	3.00	950,000.00	4-01-2016
20001401	AZUSA PACIFIC UNIVERSITY-1967#95-403850	3.00	563,000.00	4-01-2017
20001901	BENEDICT COLLEGE SERIES 1974	3.00	12,000.00	11-01-2006
20002101	BIRMINGHAM SOUTHERN COLLEGE	3.00	8,000.00	10-01-2006
20002102	BIRMINGHAM SOUTHERN COLLEGE	3.00	200,000.00	10-01-2010
20002401	BOSTON UNIVERITY	3.00	691,886.32	12-31-2022
20002501	WILLIAM JENNINGS BRYAN COLLEGE	3.00	86,000.00	2-01-2010
20002701	CALIFORNIA STATE UNIVERSITY	3.00	1,170,000.00	11-01-2012
20002801	CARNEGIE MELLON UNIVERSITY	3.00	427,000.00	11-01-2017
20003001	CASE WESTERN RESERVE UNIVERSIT	3.00	1,335,000.00	4-01-2016
20003901	COLLEGE OF CHARLESTON	3.00	660,000.00	7-01-2016
20004001	COLLEGE OF ST. THOMAS	3.00	415,000.00	4-01-2017
20004401	R.I. JR. COLLEGE	3.00	276,000.00	4-01-2018
20004501	CONCORDIA TEACHERS COLLEGE	3.00	349,999.99	5-01-2011
20005201	DANIEL WEBSTER COLLEGE	3.00	245,000.00	4-01-2019
20005801	DRAKE UNIVERSITY	3.00	645,000.00	10-01-2012
20006401	EMPORIA STATE UNIVERSITY	3.00	170,000.00	4-01-2009
20006502	FAIRLEIGH DICKINSON UNIVERSITY	3.00	86,813.09	11-01-2020
20006801	FLORIDA ATLANTIC UNIVERSITY	3.00	45,000.00	7-01-2006
20006901	FLORIDA INST OF TECH, INC	3.00	8,000.00	2-01-2006
20007201	FOOTHILL COLLEGE	3.00	20,000.00	10-01-2006
20008201	HAMPSHIRE COLLEGE	3.00	51,000.00	11-01-2006
20008301	HARCUM COLLEGE	3.00	460,000.00	11-01-2015
20009201	JACKSON STATE COLLEGE	3.00	50,000.00	1-01-2007
20009302	JARVIS CHRISTIAN COLLEGE - BND 69A	3.00	413,000.00	4-01-2019
20009502	SACRED HEART KANSAS NEWMAN COLLEGE	3.00	21,000.00	4-01-2006
20010301	LAREDO MUNICIPAL JR. COLLEGE	3.00	100,000.00	8-01-2009
20010801	LONG ISLAND UNIVERSITY	3.00	423,999.98	6-01-2016
20012101	MIDDLEBURY COLLEGE	3.00	890,000.00	4-01-2018
20012401	MISSISSIPPI VALLEY ST. COLLEGE	3.00	30,000.00	7-01-2008
20012501	MISSOURI SOUTHERN STATE COLLEG	3.00	167,999.99	12-01-2008
20012601	MISSOURI WESTERN STATE COLLEGE (ESCROW)	3.00	100,000.00	10-01-2008
20012901	MONTEREY PENINSULA JR. COLLEGE	3.00	215,000.00	10-01-2018
20013001	MONTREAT-ANDERSON COLLEGE	3.00	79,600.00	12-01-2019
20013301	MORRIS COLLEGE - BONDS 1983	3.00	563,000.00	11-01-2013
20013501	NEW ENGLAND COLLEGE	3.63	231,999.99	10-01-2013
20013502	NEW ENGLAND COLLEGE	3.00	750,000.00	4-01-2019
20013801	NORTH CAROLINA STATE UNIVERSITY	3.00	140,000.00	9-01-2006
20014401	OLD DOMINION UNIVERSITY	3.00	1,254,999.99	6-01-2013
20016101	RIVERSIDE HOSPITAL	3.00	51,000.00	4-01-2007
20016201	RIVIER COLLEGE	3.63	423,000.00	4-01-2014
20016401	CALIFORNIA STATE UNIVERSITY	3.00	305,000.00	11-01-2021
20016501	CALIFORNIA STATE UNIVERSITY	3.00	640,000.00	11-01-2021
20016601	SARAH LAWRENCE COLLEGE	3.00	869,509.61	11-01-2021
20017801	SPRINGFIELD COLLEGE	3.00	83,770.27	5-01-2011
20018001	ST.EDWARDS UNIVERSITY	3.63	123,000.00	4-01-2013
20018302	ST. MICHAELS COLLEGE	3.00	55,000.00	4-01-2008
20018601	STILLMAN COLLEGE	3.00	6,000.00	2-01-2007

1

GMACCM Number	Borrower Name	Interest Rate	Current UPB	Maturity Date

20018701	FINLANDIA UNIVERSITY	3.50	2,307,103.52	8-06-2014
20018801	SUSQUEHANNA UNIVERSITY	3.00	20,000.00	11-01-2006
20018802	SUSQUEHANNA UNIVERSITY	3.63	260,000.00	11-01-2014
20018901	SWARTHMORE COLLEGE	3.00	85,955.23	11-01-2013
20019101	TAYLOR UNIVERISTY	3.00	285,000.00	10-01-2010
20019201	TEMPLE UNIVERSITY	3.38	298,000.00	11-01-2014
20019401	TEXAS STATE COLLEGE	3.00	70,000.00	4-01-2007
20019502	TEXAS TECH. UNIVERSITY	3.63	428,000.00	3-01-2013
20019504	TEXAS TECH. UNIVERSITY	3.38	2,795,000.00	3-01-2012
20019601	TOUGALOO COLLEGE/ DORM BONDS 1981	3.00	98,000.00	6-01-2021
20020001	UNIVERSITY OF ALABAMA	3.00	1,416,000.00	5-01-2021
20021001	UNIVERSITY OF HAWAII AT MANOA	3.00	135,000.00	10-01-2006
20021301	UNIVERSITY OF MONTEVALLO	3.00	199,000.00	5-01-2023
20021401	UNIV.OF NEBRASKA/ AG MENS CLUB	3.00	79,000.00	1-01-2013
20021603	UNIVERSITY OF NORTH CAROLINA	3.00	945,000.00	1-01-2018
20021701	UNIVERSITY OF NOTRE DAME - BONDS 1968	3.00	1,270,000.00	4-01-2018
20022601	UNIVERSITY OF STEUBENVILLE	3.38	166,000.00	4-01-2012
20022602	UNIVERSITY OF STEUBENVILLE	3.00	234,000.00	4-01-2017
20022701	UNIVERSITY OF VERMONT	3.00	2,093,000.00	10-01-2019
20023102	VANDERBILT UNIV - 1979 MAYFIELD	3.00	263,557.48	6-30-2009
20023501	WESTERN MARYLAND COLLEGE	3.00	910,000.00	11-01-2016
20023601	WESTERN WASHINGTON STATE COLLEGE	3.00	40,000.00	10-01-2007
20023901	XAVIER UNIVERSITY OF LOUISIANA	3.00	395,000.00	10-01-2017

	Totals:		33,161,894.86

2

GMAC Commercial Mortgage

College & Trust Facility Loan Trust I

Delinquency Report (60+Days)

As of January 31, 2006

GMACCM Loan Number	Borrower Name	Next Payment Due	P and I Due	Current UPB

20008201	HAMPSHIRE COLLEGE	11-01-2004	35,785.00	51,000.00
20010801	LONG ISLAND U	6-01-2005	8,999.98	423,999.98

TOTAL			44,784.98	474,999.98

GMAC Commercial Mortgage

College and University Loan Trust I

Liquidation Report

As of December 31, 2005

None to report for this period

GMAC Commercial Mortgage

College and University Loan Trust I

Collection Account Activity Report

For the Period of February 1, 2006 through February 28, 2006

Collections:
Principal Payments	28,122.17
Interest Payments	8,453.35

Total Principal and Interest Collections	36,575.52

Payments and Reversals Posted to Suspense	(8,120.00)

Total Collections	28,455.52

Less: Servicing Fees (not withheld from remittances)	(321.48)

Net Collections	28,134.04

GMAC Commercial Mortgage

College & Trust Facility Loan Trust I

Service Fees Schedule

For the Period of February 1, 2006 through February 28, 2006

Date Due	GMACCM Number	Borrower Name	Principal Due	Interest Due	Total Due	Principal Balance	Service Fees

1012006	20002501	BRYAN COLLEGE	9000	1290	10290	86000	23.65
1012006	20006901	FLORIDA TECH	8000	120	8120	8000	2.20
1012006	20010301	LAREDO MUN. J	0	1500	1500	100000	27.50
1012006	20018601	STILLMAN COLL	4000	90	4090	6000	1.65
1012006	20018701	SUOMI COLLEGE	7122.17	6953.35	14075.52	2307103.52	105.74
1072006	20023101	VANDERBLT/GEO	0	2308.42	2308.42	0	0.00

		TOTALS:	28,122.17	12,261.77	40,383.94	2,507,103.52	160.74

							—
							321.48

20023101  Loan is an interest loan no svc fee taken.

Service Fees withheld for Feb 2006 please w/hold on 3/2/06

GMAC Commercial Mortgage

College & Trust Facility Loan Trust I

Paid-in-Full Loans

For the Period of February 1, 2006 through February 28, 2006

Loan Number	Payoff Date	Total Amount Paid	Principal Amount	Interest Amount	Other Fees	Maturity Date
20006901	60202	8120	8000	120	—	2012006

	TOTAL:	8,120.00	8,000.00	120.00	—

GMAC Commercial Mortgage

College and University Loan Trust I

Summary of Partial Prepayments

For the Period of February 1, 2006 through February 28 2006

Loan Number	Payoff Date	Total Amount Paid	Principal Amount	Interest Amount

None to Report	—	0.00	0.00	0

	TOTAL:	—	—	—

GMAC Commercial Mortgage

College and University Loan Trust I

Trial Balance

As of February 28, 2006

GMACCM Number	Borrower Name	Interest Rate	Current UPB	Maturity Date

20000101	ALBION COLLEGE	3.00	880,000.00	10-01-2015
20000401	UNIVERSITY OF ALFRED	3.00	92,000.00	11-01-2007
20000601	ALMA COLLEGE	3.00	245,000.00	4-01-2010
20000902	ANDERSON COLLEGE	3.00	125,000.00	3-01-2010
20001201	ATLANTIC UNION COLLEGE	3.00	165,699.40	5-01-2023
20001301	AUGSBURG COLLEGE ACCT# AUGS466ADSU	3.00	950,000.00	4-01-2016
20001401	AZUSA PACIFIC UNIVERSITY-1967#95-403850	3.00	563,000.00	4-01-2017
20001901	BENEDICT COLLEGE SERIES 1974	3.00	12,000.00	11-01-2006
20002101	BIRMINGHAM SOUTHERN COLLEGE	3.00	8,000.00	10-01-2006
20002102	BIRMINGHAM SOUTHERN COLLEGE	3.00	200,000.00	10-01-2010
20002401	BOSTON UNIVERITY	3.00	691,886.32	12-31-2022
20002501	WILLIAM JENNINGS BRYAN COLLEGE	3.00	77,000.00	2-01-2010
20002701	CALIFORNIA STATE UNIVERSITY	3.00	1,170,000.00	11-01-2012
20002801	CARNEGIE MELLON UNIVERSITY	3.00	427,000.00	11-01-2017
20003001	CASE WESTERN RESERVE UNIVERSIT	3.00	1,335,000.00	4-01-2016
20003901	COLLEGE OF CHARLESTON	3.00	660,000.00	7-01-2016
20004001	COLLEGE OF ST. THOMAS	3.00	415,000.00	4-01-2017
20004401	R.I. JR. COLLEGE	3.00	276,000.00	4-01-2018
20004501	CONCORDIA TEACHERS COLLEGE	3.00	349,999.99	5-01-2011
20005201	DANIEL WEBSTER COLLEGE	3.00	245,000.00	4-01-2019
20005801	DRAKE UNIVERSITY	3.00	645,000.00	10-01-2012
20006401	EMPORIA STATE UNIVERSITY	3.00	170,000.00	4-01-2009
20006502	FAIRLEIGH DICKINSON UNIVERSITY	3.00	86,813.09	11-01-2020
20006801	FLORIDA ATLANTIC UNIVERSITY	3.00	45,000.00	7-01-2006
20007201	FOOTHILL COLLEGE	3.00	20,000.00	10-01-2006
20008201	HAMPSHIRE COLLEGE	3.00	51,000.00	11-01-2006
20008301	HARCUM COLLEGE	3.00	460,000.00	11-01-2015
20009201	JACKSON STATE COLLEGE	3.00	50,000.00	1-01-2007
20009302	JARVIS CHRISTIAN COLLEGE - BND 69A	3.00	413,000.00	4-01-2019
20009502	SACRED HEART KANSAS NEWMAN COLLEGE	3.00	21,000.00	4-01-2006
20010301	LAREDO MUNICIPAL JR. COLLEGE	3.00	100,000.00	8-01-2009
20010801	LONG ISLAND UNIVERSITY	3.00	423,999.98	6-01-2016
20012101	MIDDLEBURY COLLEGE	3.00	890,000.00	4-01-2018
20012401	MISSISSIPPI VALLEY ST. COLLEGE	3.00	30,000.00	7-01-2008
20012501	MISSOURI SOUTHERN STATE COLLEG	3.00	167,999.99	12-01-2008
20012601	MISSOURI WESTERN STATE COLLEGE (ESCROW)	3.00	100,000.00	10-01-2008
20012901	MONTEREY PENINSULA JR. COLLEGE	3.00	215,000.00	10-01-2018
20013001	MONTREAT-ANDERSON COLLEGE	3.00	79,600.00	12-01-2019
20013301	MORRIS COLLEGE - BONDS 1983	3.00	563,000.00	11-01-2013
20013501	NEW ENGLAND COLLEGE	3.63	231,999.99	10-01-2013
20013502	NEW ENGLAND COLLEGE	3.00	750,000.00	4-01-2019
20013801	NORTH CAROLINA STATE UNIVERSITY	3.00	140,000.00	9-01-2006
20014401	OLD DOMINION UNIVERSITY	3.00	1,254,999.99	6-01-2013
20016101	RIVERSIDE HOSPITAL	3.00	51,000.00	4-01-2007
20016201	RIVIER COLLEGE	3.63	423,000.00	4-01-2014
20016401	CALIFORNIA STATE UNIVERSITY	3.00	305,000.00	11-01-2021
20016501	CALIFORNIA STATE UNIVERSITY	3.00	640,000.00	11-01-2021
20016601	SARAH LAWRENCE COLLEGE	3.00	869,509.61	11-01-2021
20017801	SPRINGFIELD COLLEGE	3.00	83,770.27	5-01-2011
20018001	ST.EDWARDS UNIVERSITY	3.63	123,000.00	4-01-2013
20018302	ST. MICHAELS COLLEGE	3.00	55,000.00	4-01-2008
20018601	STILLMAN COLLEGE	3.00	2,000.00	2-01-2007
20018701	FINLANDIA UNIVERSITY	3.50	2,299,981.35	8-06-2014

1

GMACCM Number	Borrower Name	Interest Rate	Current UPB	Maturity Date

20018801	SUSQUEHANNA UNIVERSITY	3.00	20,000.00	11-01-2006
20018802	SUSQUEHANNA UNIVERSITY	3.63	260,000.00	11-01-2014
20018901	SWARTHMORE COLLEGE	3.00	85,955.23	11-01-2013
20019101	TAYLOR UNIVERISTY	3.00	285,000.00	10-01-2010
20019201	TEMPLE UNIVERSITY	3.38	298,000.00	11-01-2014
20019401	TEXAS STATE COLLEGE	3.00	70,000.00	4-01-2007
20019502	TEXAS TECH. UNIVERSITY	3.63	428,000.00	3-01-2013
20019504	TEXAS TECH. UNIVERSITY	3.38	2,795,000.00	3-01-2012
20019601	TOUGALOO COLLEGE/ DORM BONDS 1981	3.00	98,000.00	6-01-2021
20020001	UNIVERSITY OF ALABAMA	3.00	1,416,000.00	5-01-2021
20021001	UNIVERSITY OF HAWAII AT MANOA	3.00	135,000.00	10-01-2006
20021301	UNIVERSITY OF MONTEVALLO	3.00	199,000.00	5-01-2023
20021401	UNIV.OF NEBRASKA/ AG MENS CLUB	3.00	79,000.00	1-01-2013
20021603	UNIVERSITY OF NORTH CAROLINA	3.00	945,000.00	1-01-2018
20021701	UNIVERSITY OF NOTRE DAME - BONDS 1968	3.00	1,270,000.00	4-01-2018
20022601	UNIVERSITY OF STEUBENVILLE	3.38	166,000.00	4-01-2012
20022602	UNIVERSITY OF STEUBENVILLE	3.00	234,000.00	4-01-2017
20022701	UNIVERSITY OF VERMONT	3.00	2,093,000.00	10-01-2019
20023102	VANDERBILT UNIV - 1979 MAYFIELD	3.00	263,557.48	6-30-2009
20023501	WESTERN MARYLAND COLLEGE	3.00	910,000.00	11-01-2016
20023601	WESTERN WASHINGTON STATE COLLEGE	3.00	40,000.00	10-01-2007
20023901	XAVIER UNIVERSITY OF LOUISIANA	3.00	395,000.00	10-01-2017

	Totals:		33,133,772.69

2

GMAC Commercial Mortgage

College & Trust Facility Loan Trust I

Delinquency Report (60+Days)

As of February 28, 2006

GMACCM Loan Number	Borrower Name	Next Payment Due	P and I Due	Current UPB

20008201	HAMPSHIRE COLLEGE	11-01-2004	35,785.00	51,000.00
20010801	LONG ISLAND U	6-01-2005	8,999.98	423,999.98

TOTAL			44,784.98	474,999.98

GMAC Commercial Mortgage

College and University Loan Trust I

Liquidation Report

As of February 28, 2006

None to report for this period

GMAC Commercial Mortgage

College and University Loan Trust I

Collection Account Activity Report

For the Period of March 1, 2006 through March 31 2006

Collections:
Principal Payments	452,814.46
Interest Payments	65,459.19

Total Principal and Interest Collections	518,273.65

Payments and Reversals Posted to Suspense	—

Total Collections	518,273.65

Less: Servicing Fees (not withheld from remittances)	(1,064.63)

Net Collections	517,209.02

GMAC Commercial Mortgage

College & Trust Facility Loan Trust I

Service Fees Schedule

For the Period of March 1, 2006 through March 31, 2006

Date Due	GMACCM Number	Borrower Name	Principal Due	Interest Due	Total Due	Principal Balance	Service Fees

3012006	20000902	ANDERSON COLL	25000	1875	26875	125000	34.38
3012006	20013801	NORTH CAROLIN	0	2100	2100	140000	38.50
3072006	20018701	SUOMI COLLEGE	7814.46	6261.06	14075.52	2299981.35	105.42
3012006	20019502	TEXAS TECH UN	45000	7757.5	52757.5	428000	117.70
3012006	20019504	TEXAS TECH UN	375000	47165.63	422165.63	2795000	768.63

	TOTALS:		452,814.46	65,159.19	517,973.65	5,787,981.35	1,064.63

							—
							1,064.63

Service Fees withheld for March  2006 please w/hold on 4/5/06

GMAC Commercial Mortgage

College & Trust Facility Loan Trust I

Paid-in-Full Loans

For the Period of March 1, 2006 through March 31, 2006

Loan Number	Payoff Date	Total Amount Paid	Principal Amount	Interest Amount	Other Fees	Maturity Date

	TOTAL:	—	—	—	—
—

GMAC Commercial Mortgage

College and University Loan Trust I

Summary of Partial Prepayments

For the Period of March 1, 2006 through March 31, 2006

Loan Number	Payoff Date	Total Amount Paid	Principal Amount	Interest Amount

None to Report	—	0.00	0.00	0

	TOTAL:	—	—	—

GMAC Commercial Mortgage

College and University Loan Trust I

Trial Balance

As of March 31, 2006

GMACCM Number	Borrower Name	Interest Rate	Current UPB	Maturity Date

20000101	ALBION COLLEGE	3.00	880,000.00	10-01-2015
20000401	UNIVERSITY OF ALFRED	3.00	92,000.00	11-01-2007
20000601	ALMA COLLEGE	3.00	245,000.00	4-01-2010
20000902	ANDERSON COLLEGE	3.00	100,000.00	3-01-2010
20001201	ATLANTIC UNION COLLEGE	3.00	165,699.40	5-01-2023
20001301	AUGSBURG COLLEGE ACCT# AUGS466ADSU	3.00	950,000.00	4-01-2016
20001401	AZUSA PACIFIC UNIVERSITY-1967#95-403850	3.00	563,000.00	4-01-2017
20001901	BENEDICT COLLEGE SERIES 1974	3.00	12,000.00	11-01-2006
20002101	BIRMINGHAM SOUTHERN COLLEGE	3.00	8,000.00	10-01-2006
20002102	BIRMINGHAM SOUTHERN COLLEGE	3.00	200,000.00	10-01-2010
20002401	BOSTON UNIVERITY	3.00	691,886.32	12-31-2022
20002501	WILLIAM JENNINGS BRYAN COLLEGE	3.00	77,000.00	2-01-2010
20002701	CALIFORNIA STATE UNIVERSITY	3.00	1,170,000.00	11-01-2012
20002801	CARNEGIE MELLON UNIVERSITY	3.00	427,000.00	11-01-2017
20003001	CASE WESTERN RESERVE UNIVERSIT	3.00	1,335,000.00	4-01-2016
20003901	COLLEGE OF CHARLESTON	3.00	660,000.00	7-01-2016
20004001	COLLEGE OF ST. THOMAS	3.00	415,000.00	4-01-2017
20004401	R.I. JR. COLLEGE	3.00	276,000.00	4-01-2018
20004501	CONCORDIA TEACHERS COLLEGE	3.00	349,999.99	5-01-2011
20005201	DANIEL WEBSTER COLLEGE	3.00	245,000.00	4-01-2019
20005801	DRAKE UNIVERSITY	3.00	645,000.00	10-01-2012
20006401	EMPORIA STATE UNIVERSITY	3.00	170,000.00	4-01-2009
20006502	FAIRLEIGH DICKINSON UNIVERSITY	3.00	86,813.09	11-01-2020
20006801	FLORIDA ATLANTIC UNIVERSITY	3.00	45,000.00	7-01-2006
20007201	FOOTHILL COLLEGE	3.00	20,000.00	10-01-2006
20008201	HAMPSHIRE COLLEGE	3.00	51,000.00	11-01-2006
20008301	HARCUM COLLEGE	3.00	460,000.00	11-01-2015
20009201	JACKSON STATE COLLEGE	3.00	50,000.00	1-01-2007
20009302	JARVIS CHRISTIAN COLLEGE - BND 69A	3.00	413,000.00	4-01-2019
20009502	SACRED HEART KANSAS NEWMAN COLLEGE	3.00	21,000.00	4-01-2006
20010301	LAREDO MUNICIPAL JR. COLLEGE	3.00	100,000.00	8-01-2009
20010801	LONG ISLAND UNIVERSITY	3.00	423,999.98	6-01-2016
20012101	MIDDLEBURY COLLEGE	3.00	890,000.00	4-01-2018
20012401	MISSISSIPPI VALLEY ST. COLLEGE	3.00	30,000.00	7-01-2008
20012501	MISSOURI SOUTHERN STATE COLLEG	3.00	167,999.99	12-01-2008
20012601	MISSOURI WESTERN STATE COLLEGE (ESCROW)	3.00	100,000.00	10-01-2008
20012901	MONTEREY PENINSULA JR. COLLEGE	3.00	215,000.00	10-01-2018
20013001	MONTREAT-ANDERSON COLLEGE	3.00	79,600.00	12-01-2019
20013301	MORRIS COLLEGE - BONDS 1983	3.00	563,000.00	11-01-2013
20013501	NEW ENGLAND COLLEGE	3.63	231,999.99	10-01-2013
20013502	NEW ENGLAND COLLEGE	3.00	750,000.00	4-01-2019
20013801	NORTH CAROLINA STATE UNIVERSITY	3.00	140,000.00	9-01-2006
20014401	OLD DOMINION UNIVERSITY	3.00	1,254,999.99	6-01-2013
20016101	RIVERSIDE HOSPITAL	3.00	51,000.00	4-01-2007
20016201	RIVIER COLLEGE	3.63	423,000.00	4-01-2014
20016401	CALIFORNIA STATE UNIVERSITY	3.00	305,000.00	11-01-2021
20016501	CALIFORNIA STATE UNIVERSITY	3.00	640,000.00	11-01-2021
20016601	SARAH LAWRENCE COLLEGE	3.00	869,509.61	11-01-2021
20017801	SPRINGFIELD COLLEGE	3.00	83,770.27	5-01-2011
20018001	ST.EDWARDS UNIVERSITY	3.63	123,000.00	4-01-2013
20018302	ST. MICHAELS COLLEGE	3.00	55,000.00	4-01-2008
20018601	STILLMAN COLLEGE	3.00	2,000.00	2-01-2007
20018701	FINLANDIA UNIVERSITY	3.50	2,292,166.89	8-06-2014

Service Fees withheld for April  2006 please w/hold on 5/3/06

1

GMACCM Number	Borrower Name	Interest Rate	Current UPB	Maturity Date

20018801	SUSQUEHANNA UNIVERSITY	3.00	20,000.00	11-01-2006
20018802	SUSQUEHANNA UNIVERSITY	3.63	260,000.00	11-01-2014
20018901	SWARTHMORE COLLEGE	3.00	85,955.23	11-01-2013
20019101	TAYLOR UNIVERISTY	3.00	285,000.00	10-01-2010
20019201	TEMPLE UNIVERSITY	3.38	298,000.00	11-01-2014
20019401	TEXAS STATE COLLEGE	3.00	70,000.00	4-01-2007
20019502	TEXAS TECH. UNIVERSITY	3.63	383,000.00	3-01-2013
20019504	TEXAS TECH. UNIVERSITY	3.38	2,420,000.00	3-01-2012
20019601	TOUGALOO COLLEGE/ DORM BONDS 1981	3.00	98,000.00	6-01-2021
20020001	UNIVERSITY OF ALABAMA	3.00	1,416,000.00	5-01-2021
20021001	UNIVERSITY OF HAWAII AT MANOA	3.00	135,000.00	10-01-2006
20021301	UNIVERSITY OF MONTEVALLO	3.00	199,000.00	5-01-2023
20021401	UNIV.OF NEBRASKA/ AG MENS CLUB	3.00	79,000.00	1-01-2013
20021603	UNIVERSITY OF NORTH CAROLINA	3.00	945,000.00	1-01-2018
20021701	UNIVERSITY OF NOTRE DAME - BONDS 1968	3.00	1,270,000.00	4-01-2018
20022601	UNIVERSITY OF STEUBENVILLE	3.38	166,000.00	4-01-2012
20022602	UNIVERSITY OF STEUBENVILLE	3.00	234,000.00	4-01-2017
20022701	UNIVERSITY OF VERMONT	3.00	2,093,000.00	10-01-2019
20023102	VANDERBILT UNIV - 1979 MAYFIELD	3.00	263,557.48	6-30-2009
20023501	WESTERN MARYLAND COLLEGE	3.00	910,000.00	11-01-2016
20023601	WESTERN WASHINGTON STATE COLLEGE	3.00	40,000.00	10-01-2007
20023901	XAVIER UNIVERSITY OF LOUISIANA	3.00	395,000.00	10-01-2017

	Totals:		32,680,958.23

2

GMAC Commercial Mortgage

College & Trust Facility Loan Trust I

Delinquency Report (60+Days)

As of March 31, 2006

GMACCM Loan Number	Borrower Name	Next Payment Due	P and I Due	Current UPB

20008201	HAMPSHIRE COLLEGE	11-01-2004	35,785.00	51,000.00
20010801	LONG ISLAND U	6-01-2005	8,999.98	423,999.98

TOTAL			44,784.98	474,999.98

GMAC Commercial Mortgage

College and University Loan Trust I

Liquidation Report

As of March 31, 2006

None to report for this period

GMAC Commercial Mortgage

College and University Loan Trust I

Collection Account Activity Report

For the Period of April 1, 2006 through April 30, 2006

Collections:
Principal Payments	1,510,942.15
Interest Payments	246,089.38

Total Principal and Interest Collections	1,757,031.53

Payments and Reversals Posted to Suspense	—

Total Collections	1,757,031.53

Less: Servicing Fees (not withheld from remittances)	(3,937.27)

Net Collections	1,753,094.26

GMAC Commercial Mortgage

College & Trust Facility Loan Trust I

Service Fees Schedule

For the Period of April 1, 2006 through April 30, 2006

Date Due	GMACCM Number	Borrower Name	Principal Due	Interest Due	Total Due	Principal Balance	Service Fees

4012006	20000101	ALBION COLLEG	0.00	13,200.00	13,200.00	880,000.00	242.00
4012006	20000601	ALMA COLLEGE	45,000.00	3,675.00	48,675.00	245,000.00	67.38
4012006	20001301	AUGSBERG COLL	70,000.00	14,250.00	84,250.00	950,000.00	261.25
4012006	20001401	AZUSA UNIVERS	40,000.00	8,445.00	48,445.00	563,000.00	154.83
4012006	20002101	BIRMINGHAM SO	0.00	120.00	120.00	8,000.00	2.20
4012006	20002102	BIRMINGHAM SO	0.00	3,000.00	3,000.00	200,000.00	55.00
4012006	20002201	BLACKS HILLS	0.00	210.00	210.00	0.00	0.00
4012006	20002202	BLACKS HILLS	0.00	330.00	330.00	22,000.00	6.05
4012006	20003001	CASE WESTERN	100,000.00	20,025.00	120,025.00	1,335,000.00	367.13
4012006	20004001	COLL.OF ST. T	30,000.00	6,225.00	36,225.00	415,000.00	114.13
4012006	20004401	R.I. JR. COLL	10,000.00	4,140.00	14,140.00	276,000.00	75.90
4012006	20005201	DANIEL WEBSTE	15,000.00	3,675.00	18,675.00	245,000.00	67.38
4012006	20005801	DRAKE UNIV.	40,000.00	9,675.00	49,675.00	645,000.00	177.38
4012006	20006401	KS.ST.TEACHER	45,000.00	2,550.00	47,550.00	170,000.00	46.75
4012006	20007201	FOOTHILL JUNI	0.00	300.00	300.00	20,000.00	5.50
4012006	20007902	GRAMBLING	0.00	2,625.00	2,625.00	0.00	0.00
4012006	20009302	JARVIS CHRIST	25,000.00	6,195.00	31,195.00	413,000.00	113.58
4012006	20009502	SACRED HEART	21,000.00	315.00	21,315.00	21,000.00	5.78
4012006	20010802	LONG ISLAND U	0.00	1,931.25	1,931.25	0.00	0.00
4012006	20012101	MIDDLEBURY CO	40,000.00	13,350.00	53,350.00	890,000.00	244.75
4012006	20012601	MISSOURI WEST	0.00	1,500.00	1,500.00	100,000.00	27.50
4012006	20012901	MONTEREY JR C	0.00	3,225.00	3,225.00	215,000.00	59.13
4012006	20013501	NEW ENGLAND C	0.00	4,205.00	4,205.00	231,999.99	63.80
4012006	20013502	NEW ENGLAND C	45,000.00	11,250.00	56,250.00	750,000.00	206.25
4012006	20016101	RIVERSIDE HOS	32,000.00	765.00	32,765.00	51,000.00	14.03
4012006	20016201	RIVIER COLLEG	40,000.00	7,666.88	47,666.88	423,000.00	116.33
4012006	20016701	SCRIPPS COLLE	0.00	420.00	420.00	0.00	0.00
4012006	20018001	ST.EDWARDS	14,000.00	2,229.38	16,229.38	123,000.00	33.83
4012006	20018302	ST. MICHAELS	25,000.00	825.00	25,825.00	55,000.00	15.13
4072006	20018701	SUOMI COLLEGE	7,167.18	6,908.34	14,075.52	2,292,166.89	105.06
4012006	20019101	TAYLOR UNIV.	0.00	4,275.00	4,275.00	285,000.00	78.38
4012006	20019401	TEXAS COLLEGE	35,000.00	1,050.00	36,050.00	70,000.00	19.25
4012006	20021001	UNIV HAWAII	0.00	2,025.00	2,025.00	135,000.00	37.13
4012006	20021701	UNIV. OF NOTR	80,000.00	19,050.00	99,050.00	1,270,000.00	349.25
4012006	20022601	UNIV.OF STEUB	21,000.00	2,801.25	23,801.25	166,000.00	45.65
4012006	20022602	UNIV.OF STEUB	16,000.00	3,510.00	19,510.00	234,000.00	64.35
4012006	20022701	UNIV OF VERMO	61,000.00	31,395.00	92,395.00	2,093,000.00	575.58
4012006	20023601	WSTRN WASH. S	0.00	600.00	600.00	40,000.00	11.00
4012006	20023901	XAVIER UNIV.	0.00	5,925.00	5,925.00	395,000.00	108.63

		TOTALS:	857,167.18	223,862.10	1,081,029.28	16,227,166.88	3,937.27

							—
							3,937.27

1

GMAC Commercial Mortgage

College & Trust Facility Loan Trust I

Paid-in-Full Loans

For the Period of April 1, 2006 through April 30, 2006

Loan Number	Payoff Date	Total Amount Paid	Principal Amount	Interest Amount	Other Fees	Maturity Date
20005801	60403	654,675.00	645,000.00	9,675.00	—	10012012
20009502	60403	21,315.00	21,000.00	315.00	—	4012006
	TOTAL:	675,990.00	666,000.00	9,990.00	—
					—

GMAC Commercial Mortgage

College and University Loan Trust I

Summary of Partial Prepayments

For the Period of April 1, 2006 through April 30, 2006

Loan Number	Payoff Date	Total Amount Paid	Principal Amount	Interest Amount

None to Report	—	0.00	0.00	0

	TOTAL:	—	—	—

GMAC Commercial Mortgage

College and University Loan Trust I

Trial Balance

As of April 30, 2006

GMACCM Number	Borrower Name	Interest Rate	Current UPB	Maturity Date

20000101	ALBION COLLEGE	3	880,000.00	10012015
20000401	UNIVERSITY OF ALFRED	3	92,000.00	11012007
20000601	ALMA COLLEGE	3	200,000.00	4012010
20000902	ANDERSON COLLEGE	3	100,000.00	3012010
20001201	ATLANTIC UNION COLLEGE	3	165,699.40	5012023
20001301	AUGSBURG COLLEGE ACCT# AUGS466ADSU	3	880,000.00	4012016
20001401	AZUSA PACIFIC UNIVERSITY-1967#95-403850	3	523,000.00	4012017
20001901	BENEDICT COLLEGE SERIES 1974	3	12,000.00	11012006
20002101	BIRMINGHAM SOUTHERN COLLEGE	3	8,000.00	10012006
20002102	BIRMINGHAM SOUTHERN COLLEGE	3	200,000.00	10012010
20002401	BOSTON UNIVERITY	3	691,886.32	12312022
20002501	WILLIAM JENNINGS BRYAN COLLEGE	3	77,000.00	2012010
20002701	CALIFORNIA STATE UNIVERSITY	3	1,170,000.00	11012012
20002801	CARNEGIE MELLON UNIVERSITY	3	412,000.00	11012017
20003001	CASE WESTERN RESERVE UNIVERSIT	3	1,235,000.00	4012016
20003901	COLLEGE OF CHARLESTON	3	660,000.00	7012016
20004001	COLLEGE OF ST. THOMAS	3	385,000.00	4012017
20004401	R.I. JR. COLLEGE	3	266,000.00	4012018
20004501	CONCORDIA TEACHERS COLLEGE	3	349,999.99	5012011
20005201	DANIEL WEBSTER COLLEGE	3	230,000.00	4012019
20006401	EMPORIA STATE UNIVERSITY	3	125,000.00	4012009
20006502	FAIRLEIGH DICKINSON UNIVERSITY	3	86,813.09	11012020
20006801	FLORIDA ATLANTIC UNIVERSITY	3	45,000.00	7012006
20007201	FOOTHILL COLLEGE	3	20,000.00	10012006
20008201	HAMPSHIRE COLLEGE	3	51,000.00	11012006
20008301	HARCUM COLLEGE	3	460,000.00	11012015
20009201	JACKSON STATE COLLEGE	3	50,000.00	1012007
20009302	JARVIS CHRISTIAN COLLEGE - BND 69A	3	388,000.00	4012019
20010301	LAREDO MUNICIPAL JR. COLLEGE	3	100,000.00	8012009
20010801	LONG ISLAND UNIVERSITY	3	423,999.98	6012016
20012101	MIDDLEBURY COLLEGE	3	850,000.00	4012018
20012401	MISSISSIPPI VALLEY ST. COLLEGE	3	30,000.00	7012008
20012501	MISSOURI SOUTHERN STATE COLLEG	3	167,999.99	12012008
20012601	MISSOURI WESTERN STATE COLLEGE (ESCROW)	3	100,000.00	10012008
20012901	MONTEREY PENINSULA JR. COLLEGE	3	215,000.00	10012018
20013001	MONTREAT-ANDERSON COLLEGE	3	79,600.00	12012019
20013301	MORRIS COLLEGE - BONDS 1983	3	563,000.00	11012013
20013501	NEW ENGLAND COLLEGE	3.625	231,999.99	10012013
20013502	NEW ENGLAND COLLEGE	3	705,000.00	4012019
20013801	NORTH CAROLINA STATE UNIVERSITY	3	140,000.00	9012006
20014401	OLD DOMINION UNIVERSITY	3	1,254,999.99	6012013
20016101	RIVERSIDE HOSPITAL	3	19,000.00	4012007
20016201	RIVIER COLLEGE	3.625	383,000.00	4012014
20016401	CALIFORNIA STATE UNIVERSITY	3	305,000.00	11012021
20016501	CALIFORNIA STATE UNIVERSITY	3	640,000.00	11012021
20016601	SARAH LAWRENCE COLLEGE	3	847,272.51	11012021
20017801	SPRINGFIELD COLLEGE	3	76,708.92	5012011
20018001	ST.EDWARDS UNIVERSITY	3.625	109,000.00	4012013
20018302	ST. MICHAELS COLLEGE	3	30,000.00	4012008
20018601	STILLMAN COLLEGE	3	2,000.00	2012007
20018701	FINLANDIA UNIVERSITY	3.5	2,284,999.71	8062014
20018801	SUSQUEHANNA UNIVERSITY	3	20,000.00	11012006
20018802	SUSQUEHANNA UNIVERSITY	3.625	260,000.00	11012014

1

GMACCM Number	Borrower Name	Interest Rate	Current UPB	Maturity Date

20018901	SWARTHMORE COLLEGE	3	81,478.71	11012013
20019101	TAYLOR UNIVERISTY	3	285,000.00	10012010
20019201	TEMPLE UNIVERSITY	3.375	298,000.00	11012014
20019401	TEXAS STATE COLLEGE	3	35,000.00	4012007
20019502	TEXAS TECH. UNIVERSITY	3.625	383,000.00	3012013
20019504	TEXAS TECH. UNIVERSITY	3.375	2,420,000.00	3012012
20019601	TOUGALOO COLLEGE/ DORM BONDS 1981	3	98,000.00	6012021
20020001	UNIVERSITY OF ALABAMA	3	1,416,000.00	5012021
20021001	UNIVERSITY OF HAWAII AT MANOA	3	135,000.00	10012006
20021301	UNIVERSITY OF MONTEVALLO	3	199,000.00	5012023
20021401	UNIV.OF NEBRASKA/ AG MENS CLUB	3	79,000.00	1012013
20021603	UNIVERSITY OF NORTH CAROLINA	3	945,000.00	1012018
20021701	UNIVERSITY OF NOTRE DAME - BONDS 1968	3	1,190,000.00	4012018
20022601	UNIVERSITY OF STEUBENVILLE	3.375	145,000.00	4012012
20022602	UNIVERSITY OF STEUBENVILLE	3	218,000.00	4012017
20022701	UNIVERSITY OF VERMONT	3	2,032,000.00	10012019
20023102	VANDERBILT UNIV - 1979 MAYFIELD	3	263,557.48	6302009
20023501	WESTERN MARYLAND COLLEGE	3	910,000.00	11012016
20023601	WESTERN WASHINGTON STATE COLLEGE	3	40,000.00	10012007
20023901	XAVIER UNIVERSITY OF LOUISIANA	3	395,000.00	10012017

			31,170,016.08

2

GMAC Commercial Mortgage

College & Trust Facility Loan Trust I

Delinquency Report (60+Days)

As of April 30, 2006

GMACCM Loan Number	Borrower Name	Next Payment Due	P and I Due	Current UPB

20008201	HAMPSHIRE COLLEGE	11-01-2004	35,785.00	51,000.00
20010801	LONG ISLAND U	6-01-2005	8,999.98	423,999.98

TOTAL			44,784.98	474,999.98

GMAC Commercial Mortgage

College and University Loan Trust I

Liquidation Report

As of April 30, 2006

None to report for this period

 GMAC Commercial Mortgage

 College and University Loan Trust I

 Collection Account Activity Report

 For the Period of May1, 2006 through May 31, 2006

Collections:
Principal Payments	140,828.52
Interest Payments	114,717.51

Total Principal and Interest Collections	255,546.03

Payments and Reversals Posted to Suspense	—

Total Collections	255,546.03

Less: Servicing Fees (not withheld from remittances)	(2,323.51)

Net Collections	253,222.52

GMAC Commercial Mortgage

College & Trust Facility Loan Trust I

Service Fees Schedule

 For the Period of May 1, 2006 through May31, 2006

Date Due	GMACCM Number	Borrower Name	Principal Due	Interest Due	Total Due	Principal Balance	Service Fees
5012006	20000401	ALFRED UNIVER	0.00	1,380.00	1,380.00	92,000.00	25.30
5012006	20001201	ATLANTIC UNIO	3,504.96	2,485.48	5,990.44	165,699.40	45.57
5012006	20001901	THE BENEDICT	0.00	180.00	180.00	12,000.00	3.30
5012006	20002701	CALIFORNIA ST	0.00	17,550.00	17,550.00	1,170,000.00	321.75
5012006	20002801	CARNEGIE-MELL	15,000.00	6,405.00	21,405.00	427,000.00	117.43
5012006	20004501	CONCORDIA TEA	30,000.00	5,250.00	35,250.00	349,999.99	96.25
5012006	20006502	FAIRLEIGH DIC	2,312.62	1,302.20	3,614.82	86,813.09	23.87
5012006	20008201	HAMPSHIRE COL	0.00	255.00	255.00	35,275.00	9.70
5012006	20008301	HARCUM JR COL	0.00	6,900.00	6,900.00	460,000.00	126.50
5012006	20013301	MORRIS COLLEG	0.00	8,445.00	8,445.00	563,000.00	154.83
5012006	20016401	CALIFORNIA ST	0.00	4,575.00	4,575.00	305,000.00	83.88
5012006	20016501	CALIFORNIA ST	0.00	9,600.00	9,600.00	640,000.00	176.00
5012006	20016601	SARAH LAWRENC	22,237.10	13,042.64	35,279.74	869,509.61	239.12
5012006	20017801	SPRINGFIELD C	7,061.35	1,256.55	8,317.90	83,770.27	23.04
5012006	20018801	SUSQUEHANNA U	0.00	300.00	300.00	20,000.00	5.50
5012006	20018802	SUSQUEHANNA U	0.00	4,712.50	4,712.50	260,000.00	71.50
5012006	20018901	SWARTHMORE CO	4,476.52	1,289.34	5,765.86	85,955.23	23.64
5012006	20019201	TEMPLE UNIV.	0.00	5,028.75	5,028.75	298,000.00	81.95
5012006	20020001	UNIV. OF ALAB	70,000.00	21,240.00	91,240.00	1,416,000.00	389.40
5012006	20021301	UNIV OF MONTE	8,000.00	2,985.00	10,985.00	199,000.00	54.73
5012006	20023501	WSTRN MARYLAN	0.00	13,650.00	13,650.00	910,000.00	250.25

		TOTALS:	162,592.55	127,832.46	290,425.01	8,449,022.59	2,323.51

							—
							2,323.51

Service Fees withheld for May 06 please w/hold on 6/6/06

1

GMAC Commercial Mortgage

College & Trust Facility Loan Trust I

Paid-in-Full Loans

 For the Period of May 1, 2006 through May 31, 2006

Loan Number	Payoff Date	Total Amount Paid	Principal Amount	Interest Amount	Other Fees	Maturity Date
None to report this month.

	TOTAL:	—	—	—	—
—

 GMAC Commercial Mortgage

 College and University Loan Trust I

 Summary of Partial Prepayments

 For the Period of May 1, 2006 through May 31, 2006

Loan Number	Payoff Date	Total Amount Paid	Principal Amount	Interest Amount

None to Report	—	0.00	0.00	0

	TOTAL:	—	—	—

GMAC Commercial Mortgage

College and University Loan Trust I

Trial Balance

As of May 31, 2006

GMACCM Number	Borrower Name	Interest Rate	Current UPB	Maturity Date

20000101	ALBION COLLEGE	3	880000	10012015
20000401	UNIVERSITY OF ALFRED	3	92000	11012007
20000601	ALMA COLLEGE	3	200000	4012010
20000902	ANDERSON COLLEGE	3	100000	3012010
20001201	ATLANTIC UNION COLLEGE	3	162194.44	5012023
20001301	AUGSBURG COLLEGE ACCT# AUGS466ADSU	3	880000	4012016
20001401	AZUSA PACIFIC UNIVERSITY-1967#95-403850	3	523000	4012017
20001901	BENEDICT COLLEGE SERIES 1974	3	12000	11012006
20002101	BIRMINGHAM SOUTHERN COLLEGE	3	8000	10012006
20002102	BIRMINGHAM SOUTHERN COLLEGE	3	200000	10012010
20002401	BOSTON UNIVERITY	3	691886.32	12312022
20002501	WILLIAM JENNINGS BRYAN COLLEGE	3	77000	2012010
20002701	CALIFORNIA STATE UNIVERSITY	3	1170000	11012012
20002801	CARNEGIE MELLON UNIVERSITY	3	412000	11012017
20003001	CASE WESTERN RESERVE UNIVERSIT	3	1235000	4012016
20003901	COLLEGE OF CHARLESTON	3	660000	7012016
20004001	COLLEGE OF ST. THOMAS	3	385000	4012017
20004401	R.I. JR. COLLEGE	3	266000	4012018
20004501	CONCORDIA TEACHERS COLLEGE	3	319999.99	5012011
20005201	DANIEL WEBSTER COLLEGE	3	230000	4012019
20006401	EMPORIA STATE UNIVERSITY	3	125000	4012009
20006502	FAIRLEIGH DICKINSON UNIVERSITY	3	84500.47	11012020
20006801	FLORIDA ATLANTIC UNIVERSITY	3	45000	7012006
20007201	FOOTHILL COLLEGE	3	20000	10012006
20008201	HAMPSHIRE COLLEGE	3	34000	11012006
20008301	HARCUM COLLEGE	3	460000	11012015
20009201	JACKSON STATE COLLEGE	3	50000	1012007
20009302	JARVIS CHRISTIAN COLLEGE - BND 69A	3	388000	4012019
20010301	LAREDO MUNICIPAL JR. COLLEGE	3	100000	8012009
20010801	LONG ISLAND UNIVERSITY	3	423999.98	6012016
20012101	MIDDLEBURY COLLEGE	3	850000	4012018
20012401	MISSISSIPPI VALLEY ST. COLLEGE	3	30000	7012008
20012501	MISSOURI SOUTHERN STATE COLLEG	3	167999.99	12012008
20012601	MISSOURI WESTERN STATE COLLEGE (ESCROW)	3	100000	10012008
20012901	MONTEREY PENINSULA JR. COLLEGE	3	215000	10012018
20013001	MONTREAT-ANDERSON COLLEGE	3	77000	12012019
20013301	MORRIS COLLEGE - BONDS 1983	3	563000	11012013
20013501	NEW ENGLAND COLLEGE	3.625	231999.99	10012013
20013502	NEW ENGLAND COLLEGE	3	705000	4012019
20013801	NORTH CAROLINA STATE UNIVERSITY	3	140000	9012006
20014401	OLD DOMINION UNIVERSITY	3	1254999.99	6012013
20016101	RIVERSIDE HOSPITAL	3	19000	4012007
20016201	RIVIER COLLEGE	3.625	383000	4012014
20016401	CALIFORNIA STATE UNIVERSITY	3	305000	11012021
20016501	CALIFORNIA STATE UNIVERSITY	3	640000	11012021
20016601	SARAH LAWRENCE COLLEGE	3	847272.51	11012021
20017801	SPRINGFIELD COLLEGE	3	76708.92	5012011
20018001	ST.EDWARDS UNIVERSITY	3.625	109000	4012013
20018302	ST. MICHAELS COLLEGE	3	30000	4012008
20018601	STILLMAN COLLEGE	3	2000	2012007
20018701	FINLANDIA UNIVERSITY	3.5	2277588.77	8062014
20018801	SUSQUEHANNA UNIVERSITY	3	20000	11012006
20018802	SUSQUEHANNA UNIVERSITY	3.625	260000	11012014

1

GMACCM Number	Borrower Name	Interest Rate	Current UPB	Maturity Date

20018901	SWARTHMORE COLLEGE	3	81478.71	11012013
20019101	TAYLOR UNIVERISTY	3	285000	10012010
20019201	TEMPLE UNIVERSITY	3.375	298000	11012014
20019401	TEXAS STATE COLLEGE	3	35000	4012007
20019502	TEXAS TECH. UNIVERSITY	3.625	383000	3012013
20019504	TEXAS TECH. UNIVERSITY	3.375	2420000	3012012
20019601	TOUGALOO COLLEGE/ DORM BONDS 1981	3	98000	6012021
20020001	UNIVERSITY OF ALABAMA	3	1346000	5012021
20021001	UNIVERSITY OF HAWAII AT MANOA	3	135000	10012006
20021301	UNIVERSITY OF MONTEVALLO	3	191000	5012023
20021401	UNIV.OF NEBRASKA/ AG MENS CLUB	3	79000	1012013
20021603	UNIVERSITY OF NORTH CAROLINA	3	945000	1012018
20021701	UNIVERSITY OF NOTRE DAME - BONDS 1968	3	1190000	4012018
20022601	UNIVERSITY OF STEUBENVILLE	3.375	145000	4012012
20022602	UNIVERSITY OF STEUBENVILLE	3	218000	4012017
20022701	UNIVERSITY OF VERMONT	3	2032000	10012019
20023102	VANDERBILT UNIV - 1979 MAYFIELD	3	263557.48	6302009
20023501	WESTERN MARYLAND COLLEGE	3	910000	11012016
20023601	WESTERN WASHINGTON STATE COLLEGE	3	40000	10012007
20023901	XAVIER UNIVERSITY OF LOUISIANA	3	395000	10012017

			31,029,187.56

2

GMAC Commercial Mortgage

College & Trust Facility Loan Trust I

Delinquency Report (60+Days)

As of May 31, 2006

GMACCM Loan Number	Borrower Name	Next Payment Due	P and I Due	Current UPB

20008201	HAMPSHIRE COLLEGE	11-01-2004	35,785.00	51,000.00
20010801	LONG ISLAND U	6-01-2005	8,999.98	423,999.98

TOTAL			44,784.98	474,999.98

 GMAC Commercial Mortgage

 College and University Loan Trust I

 Liquidation Report

As of May 31, 2006

None to report for this period

 GMAC Commercial Mortgage

 College and University Loan Trust I

 Collection Account Activity Report

 For the Quarter Ended June 30, 2006

	April	May	June
Collections:
Principal Payments	1,510,942.15	140,828.52	233,950.25
Interest Payments	246,089.38	114,717.51	50,236.05

Total Principal and Interest Collections	1,757,031.53	255,546.03	284,186.30

Payments and Reversals Posted to Suspense	—	—	0.01

Total Collections	1,757,031.53	255,546.03	284,186.31

Less: Servicing Fees (not withheld from remittances)	(3,937.27)	(2,323.51)	(1,031.15)

Net Collections	1,753,094.26	253,222.52	283,155.16

GMAC Commercial Mortgage

College & Trust Facility Loan Trust I

Service Fees Schedule

For the Quarter Ended June 30, 2006

Date Due	GMACCM Number	Borrower Name	Principal Due	Interest Due	Total Due	Principal Balance	Service Fees

April

4012006	20000101	ALBION COLLEG	—	13,200.00	13,200.00	880,000.00	242.00
4012006	20000601	ALMA COLLEGE	45,000.00	3,675.00	48,675.00	245,000.00	67.38
4012006	20001301	AUGSBERG COLL	70,000.00	14,250.00	84,250.00	950,000.00	261.25
4012006	20001401	AZUSA UNIVERS	40,000.00	8,445.00	48,445.00	563,000.00	154.83
4012006	20002101	BIRMINGHAM SO	—	120.00	120.00	8,000.00	2.20
4012006	20002102	BIRMINGHAM SO	—	3,000.00	3,000.00	200,000.00	55.00
4012006	20002201	BLACKS HILLS	—	210.00	210.00	—	—
4012006	20002202	BLACKS HILLS	—	330.00	330.00	22,000.00	6.05
4012006	20003001	CASE WESTERN	100,000.00	20,025.00	120,025.00	1,335,000.00	367.13
4012006	20004001	COLL.OF ST. T	30,000.00	6,225.00	36,225.00	415,000.00	114.13
4012006	20004401	R.I. JR. COLL	10,000.00	4,140.00	14,140.00	276,000.00	75.90
4012006	20005201	DANIEL WEBSTE	15,000.00	3,675.00	18,675.00	245,000.00	67.38
4012006	20005801	DRAKE UNIV.	40,000.00	9,675.00	49,675.00	645,000.00	177.38
4012006	20006401	KS.ST.TEACHER	45,000.00	2,550.00	47,550.00	170,000.00	46.75
4012006	20007201	FOOTHILL JUNI	—	300.00	300.00	20,000.00	5.50
4012006	20007902	GRAMBLING	—	2,625.00	2,625.00	—	—
4012006	20009302	JARVIS CHRIST	25,000.00	6,195.00	31,195.00	413,000.00	113.58
4012006	20009502	SACRED HEART	21,000.00	315.00	21,315.00	21,000.00	5.78
4012006	20010802	LONG ISLAND U	—	1,931.25	1,931.25	—	—
4012006	20012101	MIDDLEBURY CO	40,000.00	13,350.00	53,350.00	890,000.00	244.75
4012006	20012601	MISSOURI WEST	—	1,500.00	1,500.00	100,000.00	27.50
4012006	20012901	MONTEREY JR C	—	3,225.00	3,225.00	215,000.00	59.13
4012006	20013501	NEW ENGLAND C	—	4,205.00	4,205.00	231,999.99	63.80
4012006	20013502	NEW ENGLAND C	45,000.00	11,250.00	56,250.00	750,000.00	206.25
4012006	20016101	RIVERSIDE HOS	32,000.00	765.00	32,765.00	51,000.00	14.03
4012006	20016201	RIVIER COLLEG	40,000.00	7,666.88	47,666.88	423,000.00	116.33
4012006	20016701	SCRIPPS COLLE	—	420.00	420.00	—	—
4012006	20018001	ST.EDWARDS	14,000.00	2,229.38	16,229.38	123,000.00	33.83
4012006	20018302	ST. MICHAELS	25,000.00	825.00	25,825.00	55,000.00	15.13
4072006	20018701	SUOMI COLLEGE	7,167.18	6,908.34	14,075.52	2,292,166.89	105.06
4012006	20019101	TAYLOR UNIV.	—	4,275.00	4,275.00	285,000.00	78.38
4012006	20019401	TEXAS COLLEGE	35,000.00	1,050.00	36,050.00	70,000.00	19.25
4012006	20021001	UNIV HAWAII	—	2,025.00	2,025.00	135,000.00	37.13
4012006	20021701	UNIV. OF NOTR	80,000.00	19,050.00	99,050.00	1,270,000.00	349.25
4012006	20022601	UNIV.OF STEUB	21,000.00	2,801.25	23,801.25	166,000.00	45.65
4012006	20022602	UNIV.OF STEUB	16,000.00	3,510.00	19,510.00	234,000.00	64.35
4012006	20022701	UNIV OF VERMO	61,000.00	31,395.00	92,395.00	2,093,000.00	575.58
4012006	20023601	WSTRN WASH. S	—	600.00	600.00	40,000.00	11.00
4012006	20023901	XAVIER UNIV.	—	5,925.00	5,925.00	395,000.00	108.63
		TOTALS:	857,167.18	223,862.10	1,081,029.28	16,227,166.88	3,937.27

May

5012006	20000401	ALFRED UNIVER	—	1,380.00	1,380.00	92,000.00	25.3
5012006	20001201	ATLANTIC UNIO	3,504.96	2,485.48	5,990.44	165,699.40	45.57
5012006	20001901	THE BENEDICT	—	180.00	180.00	12,000.00	3.3

Date Due	GMACCM Number	Borrower Name	Principal Due	Interest Due	Total Due	Principal Balance	Service Fees

5012006	20002701	CALIFORNIA ST	—	17,550.00	17,550.00	1,170,000.00	321.75
5012006	20002801	CARNEGIE-MELL	15,000.00	6,405.00	21,405.00	427,000.00	117.43
5012006	20004501	CONCORDIA TEA	30,000.00	5,250.00	35,250.00	349,999.99	96.25
5012006	20006502	FAIRLEIGH DIC	2,312.62	1,302.20	3,614.82	86,813.09	23.87
5012006	20008201	HAMPSHIRE COL	—	255.00	255.00	35,275.00	9.7
5012006	20008301	HARCUM JR COL	—	6,900.00	6,900.00	460,000.00	126.5
5012006	20013301	MORRIS COLLEG	—	8,445.00	8,445.00	563,000.00	154.83
5012006	20016401	CALIFORNIA ST	—	4,575.00	4,575.00	305,000.00	83.88
5012006	20016501	CALIFORNIA ST	—	9,600.00	9,600.00	640,000.00	176
5012006	20016601	SARAH LAWRENC	22,237.10	13,042.64	35,279.74	869,509.61	239.12
5012006	20017801	SPRINGFIELD C	7,061.35	1,256.55	8,317.90	83,770.27	23.04
5012006	20018801	SUSQUEHANNA U	—	300.00	300.00	20,000.00	5.5
5012006	20018802	SUSQUEHANNA U	—	4,712.50	4,712.50	260,000.00	71.5
5012006	20018901	SWARTHMORE CO	4,476.52	1,289.34	5,765.86	85,955.23	23.64
5012006	20019201	TEMPLE UNIV.	—	5,028.75	5,028.75	298,000.00	81.95
5012006	20020001	UNIV. OF ALAB	70,000.00	21,240.00	91,240.00	1,416,000.00	389.4
5012006	20021301	UNIV OF MONTE	8,000.00	2,985.00	10,985.00	199,000.00	54.73
5012006	20023501	WSTRN MARYLAN	—	13,650.00	13,650.00	910,000.00	250.25
		TOTALS:	162,592.55	127,832.46	290,425.01	8,449,022.59	2,323.51

June

6302006	20002401	BOSTON UNIVER	15,748.62	10,378.29	26,126.91	691,886.32	190.27
6012006	20009702	KENT STATE	—	5,850.00	5,850.00	390,000.00	107.25
6012006	20010801	LONG ISLAND U	30,000.00	6,225.00	36,225.00	423,999.98	116.6
6012006	20012501	MISSOURI SOUT	0.00	2,520.00	2,520.00	167,999.99	46.2
6012006	20013001	MONTREAT-ANDE	2,600.00	1,194.00	3,794.00	79,600.00	21.89
6012006	20014401	DOMNION UNIV.	140,000.00	18,825.00	158,825.00	1,254,999.99	345.12
6072006	20018701	SUOMI COLLEGE	7,211.12	6,864.40	14,075.52	2,277,588.77	104.39
6012006	20019601	TOUGALOO COLL	5,000.00	1,470.00	6,470.00	98,000.00	26.95
6302006	20023102	VANDERBLT/GEO	35,990.51	3,953.36	39,943.87	263,557.48	958.67

	TOTALS FOR 3rd QTR		1,055,750.24	355,647.92	1,411,398.16	24,939,746.95	7,219.45

GMAC Commercial Mortgage

College and University Loan Trust I

Paid In Full Loan Schedule

For the Quarter Ended June 30, 2006

Loan Number	Payoff Date	Total Amount	Principal Amount	Interest Amount	Other Fees	Maturity Date

20005801	60403	654675	645000	9,675.00	—	10012012
20009502	60403	21,315.00	21,000.00	315.00	—	4012006

Totals		675,990.00	666,000.00	9,990.00	—

* Please note that service fees have not yet been deducted.

 GMAC Commercial Mortgage

 College and University Loan Trust I

 Summary of Partial Prepayments

 For the Quarter Ended on June 30, 2006

Loan Number	Payoff Date	Total Amount Paid	Principal Amount	Interest Amount

None to Report
—

	TOTAL:	—	—	—

GMAC Commercial Mortgage

College and University Loan Trust I

Trial Balance

For the Quarter Ended on June 30, 2006

GMACCM Number	Borrower Name	Interest Rate	Current UPB	Maturity Date
April

20000101	ALBION COLLEGE	3.00	880,000.00	10-01-2015
20000401	UNIVERSITY OF ALFRED	3.00	92,000.00	11-01-2007
20000601	ALMA COLLEGE	3.00	200,000.00	4-01-2010
20000902	ANDERSON COLLEGE	3.00	100,000.00	3-01-2010
20001201	ATLANTIC UNION COLLEGE	3.00	162,194.44	5-01-2023
20001301	AUGSBURG COLLEGE ACCT# AUGS466ADSU	3.00	880,000.00	4-01-2016
20001401	AZUSA PACIFIC UNIVERSITY-1967#95-403850	3.00	523,000.00	4-01-2017
20001901	BENEDICT COLLEGE SERIES 1974	3.00	12,000.00	11-01-2006
20002101	BIRMINGHAM SOUTHERN COLLEGE	3.00	8,000.00	10-01-2006
20002102	BIRMINGHAM SOUTHERN COLLEGE	3.00	200,000.00	10-01-2010
20002401	BOSTON UNIVERITY	3.00	691,886.32	12-31-2022
20002501	WILLIAM JENNINGS BRYAN COLLEGE	3.00	77,000.00	2-01-2010
20002701	CALIFORNIA STATE UNIVERSITY	3.00	1,170,000.00	11-01-2012
20002801	CARNEGIE MELLON UNIVERSITY	3.00	412,000.00	11-01-2017
20003001	CASE WESTERN RESERVE UNIVERSIT	3.00	1,235,000.00	4-01-2016
20003901	COLLEGE OF CHARLESTON	3.00	660,000.00	7-01-2016
20004001	COLLEGE OF ST. THOMAS	3.00	385,000.00	4-01-2017
20004401	R.I. JR. COLLEGE	3.00	266,000.00	4-01-2018
20004501	CONCORDIA TEACHERS COLLEGE	3.00	349,999.99	5-01-2011
20005201	DANIEL WEBSTER COLLEGE	3.00	230,000.00	4-01-2019
20006401	EMPORIA STATE UNIVERSITY	3.00	125,000.00	4-01-2009
20006502	FAIRLEIGH DICKINSON UNIVERSITY	3.00	84,500.47	11-01-2020
20006801	FLORIDA ATLANTIC UNIVERSITY	3.00	45,000.00	7-01-2006
20007201	FOOTHILL COLLEGE	3.00	20,000.00	10-01-2006
20008201	HAMPSHIRE COLLEGE	3.00	51,000.00	11-01-2006
20008301	HARCUM COLLEGE	3.00	460,000.00	11-01-2015
20009201	JACKSON STATE COLLEGE	3.00	50,000.00	1-01-2007
20009302	JARVIS CHRISTIAN COLLEGE - BND 69A	3.00	388,000.00	4-01-2019
20010301	LAREDO MUNICIPAL JR. COLLEGE	3.00	100,000.00	8-01-2009
20010801	LONG ISLAND UNIVERSITY	3.00	423,999.98	6-01-2016
20012101	MIDDLEBURY COLLEGE	3.00	850,000.00	4-01-2018
20012401	MISSISSIPPI VALLEY ST. COLLEGE	3.00	30,000.00	7-01-2008
20012501	MISSOURI SOUTHERN STATE COLLEG	3.00	167,999.99	12-01-2008
20012601	MISSOURI WESTERN STATE COLLEGE (ESCROW)	3.00	100,000.00	10-01-2008
20012901	MONTEREY PENINSULA JR. COLLEGE	3.00	215,000.00	10-01-2018
20013001	MONTREAT-ANDERSON COLLEGE	3.00	79,600.00	12-01-2019
20013301	MORRIS COLLEGE - BONDS 1983	3.00	563,000.00	11-01-2013
20013501	NEW ENGLAND COLLEGE	3.63	231,999.99	10-01-2013
20013502	NEW ENGLAND COLLEGE	3.00	705,000.00	4-01-2019
20013801	NORTH CAROLINA STATE UNIVERSITY	3.00	140,000.00	9-01-2006
20014401	OLD DOMINION UNIVERSITY	3.00	1,254,999.99	6-01-2013
20016101	RIVERSIDE HOSPITAL	3.00	19,000.00	4-01-2007
20016201	RIVIER COLLEGE	3.63	383,000.00	4-01-2014
20016401	CALIFORNIA STATE UNIVERSITY	3.00	305,000.00	11-01-2021
20016501	CALIFORNIA STATE UNIVERSITY	3.00	640,000.00	11-01-2021
20016601	SARAH LAWRENCE COLLEGE	3.00	847,272.51	11-01-2021
20017801	SPRINGFIELD COLLEGE	3.00	76,708.92	5-01-2011
20018001	ST.EDWARDS UNIVERSITY	3.63	109,000.00	4-01-2013

1

GMACCM Number	Borrower Name	Interest Rate	Current UPB	Maturity Date
April
20018302	ST. MICHAELS COLLEGE	3.00	30,000.00	4-01-2008
20018601	STILLMAN COLLEGE	3.00	2,000.00	2-01-2007
20018701	FINLANDIA UNIVERSITY	3.50	2,284,999.71	8-06-2014
20018801	SUSQUEHANNA UNIVERSITY	3.00	20,000.00	11-01-2006
20018802	SUSQUEHANNA UNIVERSITY	3.63	260,000.00	11-01-2014
20018901	SWARTHMORE COLLEGE	3.00	81,478.71	11-01-2013
20019101	TAYLOR UNIVERISTY	3.00	285,000.00	10-01-2010
20019201	TEMPLE UNIVERSITY	3.38	298,000.00	11-01-2014
20019401	TEXAS STATE COLLEGE	3.00	35,000.00	4-01-2007
20019502	TEXAS TECH. UNIVERSITY	3.63	383,000.00	3-01-2013
20019504	TEXAS TECH. UNIVERSITY	3.38	2,420,000.00	3-01-2012
20019601	TOUGALOO COLLEGE/ DORM BONDS 1981	3.00	98,000.00	6-01-2021
20020001	UNIVERSITY OF ALABAMA	3.00	1,416,000.00	5-01-2021
20021001	UNIVERSITY OF HAWAII AT MANOA	3.00	135,000.00	10-01-2006
20021301	UNIVERSITY OF MONTEVALLO	3.00	199,000.00	5-01-2023
20021401	UNIV.OF NEBRASKA/ AG MENS CLUB	3.00	79,000.00	1-01-2013
20021603	UNIVERSITY OF NORTH CAROLINA	3.00	945,000.00	1-01-2018
20021701	UNIVERSITY OF NOTRE DAME - BONDS 1968	3.00	1,190,000.00	4-01-2018
20022601	UNIVERSITY OF STEUBENVILLE	3.38	145,000.00	4-01-2012
20022602	UNIVERSITY OF STEUBENVILLE	3.00	218,000.00	4-01-2017
20022701	UNIVERSITY OF VERMONT	3.00	2,032,000.00	10-01-2019
20023102	VANDERBILT UNIV - 1979 MAYFIELD	3.00	263,557.48	6-30-2009
20023501	WESTERN MARYLAND COLLEGE	3.00	910,000.00	11-01-2016
20023601	WESTERN WASHINGTON STATE COLLEGE	3.00	40,000.00	10-01-2007
20023901	XAVIER UNIVERSITY OF LOUISIANA	3.00	395,000.00	10-01-2017

	TOTALS:		31,164,198.50

May

20000101	ALBION COLLEGE	3.00	880,000.00	10-01-2015
20000401	UNIVERSITY OF ALFRED	3.00	92,000.00	11-01-2007
20000601	ALMA COLLEGE	3.00	200,000.00	4-01-2010
20000902	ANDERSON COLLEGE	3.00	100,000.00	3-01-2010
20001201	ATLANTIC UNION COLLEGE	3.00	162,194.44	5-01-2023
20001301	AUGSBURG COLLEGE ACCT# AUGS466ADSU	3.00	880,000.00	4-01-2016
20001401	AZUSA PACIFIC UNIVERSITY-1967#95-403850	3.00	523,000.00	4-01-2017
20001901	BENEDICT COLLEGE SERIES 1974	3.00	12,000.00	11-01-2006
20002101	BIRMINGHAM SOUTHERN COLLEGE	3.00	8,000.00	10-01-2006
20002102	BIRMINGHAM SOUTHERN COLLEGE	3.00	200,000.00	10-01-2010
20002401	BOSTON UNIVERITY	3.00	691,886.32	12-31-2022
20002501	WILLIAM JENNINGS BRYAN COLLEGE	3.00	77,000.00	2-01-2010
20002701	CALIFORNIA STATE UNIVERSITY	3.00	1,170,000.00	11-01-2012
20002801	CARNEGIE MELLON UNIVERSITY	3.00	412,000.00	11-01-2017
20003001	CASE WESTERN RESERVE UNIVERSIT	3.00	1,235,000.00	4-01-2016
20003901	COLLEGE OF CHARLESTON	3.00	660,000.00	7-01-2016
20004001	COLLEGE OF ST. THOMAS	3.00	385,000.00	4-01-2017
20004401	R.I. JR. COLLEGE	3.00	266,000.00	4-01-2018
20004501	CONCORDIA TEACHERS COLLEGE	3.00	319,999.99	5-01-2011

2

GMACCM Number	Borrower Name	Interest Rate	Current UPB	Maturity Date
May
20005201	DANIEL WEBSTER COLLEGE	3.00	230,000.00	4-01-2019
20006401	EMPORIA STATE UNIVERSITY	3.00	125,000.00	4-01-2009
20006502	FAIRLEIGH DICKINSON UNIVERSITY	3.00	84,500.47	11-01-2020
20006801	FLORIDA ATLANTIC UNIVERSITY	3.00	45,000.00	7-01-2006
20007201	FOOTHILL COLLEGE	3.00	20,000.00	10-01-2006
20008201	HAMPSHIRE COLLEGE	3.00	34,000.00	11-01-2006
20008301	HARCUM COLLEGE	3.00	460,000.00	11-01-2015
20009201	JACKSON STATE COLLEGE	3.00	50,000.00	1-01-2007
20009302	JARVIS CHRISTIAN COLLEGE - BND 69A	3.00	388,000.00	4-01-2019
20010301	LAREDO MUNICIPAL JR. COLLEGE	3.00	100,000.00	8-01-2009
20010801	LONG ISLAND UNIVERSITY	3.00	423,999.98	6-01-2016
20012101	MIDDLEBURY COLLEGE	3.00	850,000.00	4-01-2018
20012401	MISSISSIPPI VALLEY ST. COLLEGE	3.00	30,000.00	7-01-2008
20012501	MISSOURI SOUTHERN STATE COLLEG	3.00	167,999.99	12-01-2008
20012601	MISSOURI WESTERN STATE COLLEGE (ESCROW)	3.00	100,000.00	10-01-2008
20012901	MONTEREY PENINSULA JR. COLLEGE	3.00	215,000.00	10-01-2018
20013001	MONTREAT-ANDERSON COLLEGE	3.00	77,000.00	12-01-2019
20013301	MORRIS COLLEGE - BONDS 1983	3.00	563,000.00	11-01-2013
20013501	NEW ENGLAND COLLEGE	3.63	231,999.99	10-01-2013
20013502	NEW ENGLAND COLLEGE	3.00	705,000.00	4-01-2019
20013801	NORTH CAROLINA STATE UNIVERSITY	3.00	140,000.00	9-01-2006
20014401	OLD DOMINION UNIVERSITY	3.00	1,254,999.99	6-01-2013
20016101	RIVERSIDE HOSPITAL	3.00	19,000.00	4-01-2007
20016201	RIVIER COLLEGE	3.63	383,000.00	4-01-2014
20016401	CALIFORNIA STATE UNIVERSITY	3.00	305,000.00	11-01-2021
20016501	CALIFORNIA STATE UNIVERSITY	3.00	640,000.00	11-01-2021
20016601	SARAH LAWRENCE COLLEGE	3.00	847,272.51	11-01-2021
20017801	SPRINGFIELD COLLEGE	3.00	76,708.92	5-01-2011
20018001	ST.EDWARDS UNIVERSITY	3.63	109,000.00	4-01-2013
20018302	ST. MICHAELS COLLEGE	3.00	30,000.00	4-01-2008
20018601	STILLMAN COLLEGE	3.00	2,000.00	2-01-2007
20018701	FINLANDIA UNIVERSITY	3.50	2,277,588.77	8-06-2014
20018801	SUSQUEHANNA UNIVERSITY	3.00	20,000.00	11-01-2006
20018802	SUSQUEHANNA UNIVERSITY	3.63	260,000.00	11-01-2014
20018901	SWARTHMORE COLLEGE	3.00	81,478.71	11-01-2013
20019101	TAYLOR UNIVERISTY	3.00	285,000.00	10-01-2010
20019201	TEMPLE UNIVERSITY	3.38	298,000.00	11-01-2014
20019401	TEXAS STATE COLLEGE	3.00	35,000.00	4-01-2007
20019502	TEXAS TECH. UNIVERSITY	3.63	383,000.00	3-01-2013
20019504	TEXAS TECH. UNIVERSITY	3.38	2,420,000.00	3-01-2012
20019601	TOUGALOO COLLEGE/ DORM BONDS 1981	3.00	98,000.00	6-01-2021
20020001	UNIVERSITY OF ALABAMA	3.00	1,346,000.00	5-01-2021
20021001	UNIVERSITY OF HAWAII AT MANOA	3.00	135,000.00	10-01-2006
20021301	UNIVERSITY OF MONTEVALLO	3.00	191,000.00	5-01-2023
20021401	UNIV.OF NEBRASKA/ AG MENS CLUB	3.00	79,000.00	1-01-2013
20021603	UNIVERSITY OF NORTH CAROLINA	3.00	945,000.00	1-01-2018
20021701	UNIVERSITY OF NOTRE DAME - BONDS 1968	3.00	1,190,000.00	4-01-2018
20022601	UNIVERSITY OF STEUBENVILLE	3.38	145,000.00	4-01-2012
20022602	UNIVERSITY OF STEUBENVILLE	3.00	218,000.00	4-01-2017

3

GMACCM Number	Borrower Name	Interest Rate	Current UPB	Maturity Date
May
20022701	UNIVERSITY OF VERMONT	3.00	2,032,000.00	10-01-2019
20023102	VANDERBILT UNIV - 1979 MAYFIELD	3.00	263,557.48	6-30-2009
20023501	WESTERN MARYLAND COLLEGE	3.00	910,000.00	11-01-2016
20023601	WESTERN WASHINGTON STATE COLLEGE	3.00	40,000.00	10-01-2007
20023901	XAVIER UNIVERSITY OF LOUISIANA	3.00	395,000.00	10-01-2017

	TOTALS:		31,029,187.56

June

20000101	ALBION COLLEGE	3.00	880,000.00	10-01-2015
20000401	UNIVERSITY OF ALFRED	3.00	92,000.00	11-01-2007
20000601	ALMA COLLEGE	3.00	200,000.00	4-01-2010
20000902	ANDERSON COLLEGE	3.00	100,000.00	3-01-2010
20001201	ATLANTIC UNION COLLEGE	3.00	162,194.44	5-01-2023
20001301	AUGSBURG COLLEGE ACCT# AUGS466ADSU	3.00	880,000.00	4-01-2016
20001401	AZUSA PACIFIC UNIVERSITY-1967#95-403850	3.00	523,000.00	4-01-2017
20001901	BENEDICT COLLEGE SERIES 1974	3.00	12,000.00	11-01-2006
20002101	BIRMINGHAM SOUTHERN COLLEGE	3.00	8,000.00	10-01-2006
20002102	BIRMINGHAM SOUTHERN COLLEGE	3.00	200,000.00	10-01-2010
20002401	BOSTON UNIVERITY	3.00	676,137.70	12-31-2022
20002501	WILLIAM JENNINGS BRYAN COLLEGE	3.00	77,000.00	2-01-2010
20002701	CALIFORNIA STATE UNIVERSITY	3.00	1,170,000.00	11-01-2012
20002801	CARNEGIE MELLON UNIVERSITY	3.00	412,000.00	11-01-2017
20003001	CASE WESTERN RESERVE UNIVERSIT	3.00	1,235,000.00	4-01-2016
20003901	COLLEGE OF CHARLESTON	3.00	660,000.00	7-01-2016
20004001	COLLEGE OF ST. THOMAS	3.00	385,000.00	4-01-2017
20004401	R.I. JR. COLLEGE	3.00	266,000.00	4-01-2018
20004501	CONCORDIA TEACHERS COLLEGE	3.00	319,999.99	5-01-2011
20005201	DANIEL WEBSTER COLLEGE	3.00	230,000.00	4-01-2019
20006401	EMPORIA STATE UNIVERSITY	3.00	125,000.00	4-01-2009
20006502	FAIRLEIGH DICKINSON UNIVERSITY	3.00	84,500.47	11-01-2020
20006801	FLORIDA ATLANTIC UNIVERSITY	3.00	45,000.00	7-01-2006
20007201	FOOTHILL COLLEGE	3.00	20,000.00	10-01-2006
20008201	HAMPSHIRE COLLEGE	3.00	34,000.00	11-01-2006
20008301	HARCUM COLLEGE	3.00	460,000.00	11-01-2015
20009201	JACKSON STATE COLLEGE	3.00	50,000.00	1-01-2007
20009302	JARVIS CHRISTIAN COLLEGE - BND 69A	3.00	388,000.00	4-01-2019
20010301	LAREDO MUNICIPAL JR. COLLEGE	3.00	100,000.00	8-01-2009
20010801	LONG ISLAND UNIVERSITY	3.00	393,999.98	6-01-2016
20012101	MIDDLEBURY COLLEGE	3.00	850,000.00	4-01-2018
20012401	MISSISSIPPI VALLEY ST. COLLEGE	3.00	30,000.00	7-01-2008
20012501	MISSOURI SOUTHERN STATE COLLEG	3.00	167,999.99	12-01-2008
20012601	MISSOURI WESTERN STATE COLLEGE (ESCROW)	3.00	100,000.00	10-01-2008
20012901	MONTEREY PENINSULA JR. COLLEGE	3.00	215,000.00	10-01-2018
20013001	MONTREAT-ANDERSON COLLEGE	3.00	77,000.00	12-01-2019
20013301	MORRIS COLLEGE - BONDS 1983	3.00	563,000.00	11-01-2013
20013501	NEW ENGLAND COLLEGE	3.63	231,999.99	10-01-2013
20013502	NEW ENGLAND COLLEGE	3.00	705,000.00	4-01-2019

4

GMACCM Number	Borrower Name	Interest Rate	Current UPB	Maturity Date
June
20013801	NORTH CAROLINA STATE UNIVERSITY	3.00	140,000.00	9-01-2006
20014401	OLD DOMINION UNIVERSITY	3.00	1,114,999.99	6-01-2013
20016101	RIVERSIDE HOSPITAL	3.00	19,000.00	4-01-2007
20016201	RIVIER COLLEGE	3.63	383,000.00	4-01-2014
20016401	CALIFORNIA STATE UNIVERSITY	3.00	305,000.00	11-01-2021
20016501	CALIFORNIA STATE UNIVERSITY	3.00	640,000.00	11-01-2021
20016601	SARAH LAWRENCE COLLEGE	3.00	847,272.51	11-01-2021
20017801	SPRINGFIELD COLLEGE	3.00	76,708.92	5-01-2011
20018001	ST.EDWARDS UNIVERSITY	3.63	109,000.00	4-01-2013
20018302	ST. MICHAELS COLLEGE	3.00	30,000.00	4-01-2008
20018601	STILLMAN COLLEGE	3.00	2,000.00	2-01-2007
20018701	FINLANDIA UNIVERSITY	3.50	2,270,377.65	8-06-2014
20018801	SUSQUEHANNA UNIVERSITY	3.00	20,000.00	11-01-2006
20018802	SUSQUEHANNA UNIVERSITY	3.63	260,000.00	11-01-2014
20018901	SWARTHMORE COLLEGE	3.00	81,478.71	11-01-2013
20019101	TAYLOR UNIVERISTY	3.00	285,000.00	10-01-2010
20019201	TEMPLE UNIVERSITY	3.38	298,000.00	11-01-2014
20019401	TEXAS STATE COLLEGE	3.00	35,000.00	4-01-2007
20019502	TEXAS TECH. UNIVERSITY	3.63	383,000.00	3-01-2013
20019504	TEXAS TECH. UNIVERSITY	3.38	2,420,000.00	3-01-2012
20019601	TOUGALOO COLLEGE/ DORM BONDS 1981	3.00	93,000.00	6-01-2021
20020001	UNIVERSITY OF ALABAMA	3.00	1,346,000.00	5-01-2021
20021001	UNIVERSITY OF HAWAII AT MANOA	3.00	135,000.00	10-01-2006
20021301	UNIVERSITY OF MONTEVALLO	3.00	191,000.00	5-01-2023
20021401	UNIV.OF NEBRASKA/ AG MENS CLUB	3.00	79,000.00	1-01-2013
20021603	UNIVERSITY OF NORTH CAROLINA	3.00	945,000.00	1-01-2018
20021701	UNIVERSITY OF NOTRE DAME - BONDS 1968	3.00	1,190,000.00	4-01-2018
20022601	UNIVERSITY OF STEUBENVILLE	3.38	145,000.00	4-01-2012
20022602	UNIVERSITY OF STEUBENVILLE	3.00	218,000.00	4-01-2017
20022701	UNIVERSITY OF VERMONT	3.00	2,032,000.00	10-01-2019
20023102	VANDERBILT UNIV - 1979 MAYFIELD	3.00	227,566.97	6-30-2009
20023501	WESTERN MARYLAND COLLEGE	3.00	910,000.00	11-01-2016
20023601	WESTERN WASHINGTON STATE COLLEGE	3.00	40,000.00	10-01-2007
20023901	XAVIER UNIVERSITY OF LOUISIANA	3.00	395,000.00	10-01-2017

	TOTALS:		30,795,237.31

5

GMAC Commercial Mortgage

College & Trust Facility Loan Trust I

Delinquency Report (60+Days)

For the Quarter Ended on June 30, 2006

GMACCM Loan Number	Borrower Name	Next Payment Due	P and I Due	Current UPB

20008201	HAMPSHIRE COLLEGE	11-01-2004	35,785.00	51,000.00
20010801	LONG ISLAND U	6-01-2005	8,999.98	423,999.98

TOTAL			44,784.98	474,999.98

 GMAC Commercial Mortgage

 College and University Loan Trust I

 Liquidation Report

 For the Quarter Ended on June 30, 2006

None to report for this period

GMAC Commercial Mortgage

College and University Loan Trust I

Remittance Report for December 2005

Date Received	Date Due	GMACCM Number	Borrower Name	Principal Due	Interest Due	Total Due	Principal Balance	Principal Paid	Interest Paid	Suspense	Total Paid	Net System Credits	Total Bank Credits	First Chicago Wires	ACH Debits and Other Wires
20051201	12012005	20009702	KENT STATE UNIVERSITY					—	7,800.00	—	7,800.00
20051201	12012005	20012501	MISSOURI SOUTHERN STATE COLLEG	55000	3345	58,345.00	222,999.99	55,000.00	3,345.00	—	58,345.00
20051201	12012005	20014401	OLD DOMINION UNIVERSITY	0	18825	18,825.00	1,254,999.99	—	18,825.00	—	18,825.00

System Credits												84,970.00
System Debits
Bank Credit
Bank Debit
Trustee Wire

20051202	12012005	20010801	LONG ISLAND UNIVERSITY	0	6225	6,225.00	423,999.98	—	6,225.00	—	6,225.00

System Credits												6,225.00
System Debits
Bank Credit 12/02/05													84,970.00
Bank Debit
Trustee Wire 12/02/05														84,970.00

System Credits
System Debits
Bank Credit 12/05/05													6,225.00
Bank Debit
Trustee Wire 12/05/05														6,225.00

20051207	12072005	20018701	FINLANDIA UNIVERSITY	7,304.45	6,771.07	14,075.52	2,321,508.74	7,304.45	6,771.07	—	14,075.52

System Credits												14,075.52
System Debits
Bank Credit
Bank Debit
Bank Debit
Trustee Wire

System Credits
System Debits
Bank Credit 12/08/05													14,075.52
Bank Debit 12/08/05-Nov 05 Svc Fee															2,735.13
Bank Debit 12/8/06- Property Insp Fee
Trustee Wire 12/8/05														11,340.39

20051212	12012005	20019601	TOUGALOO COLLEGE/ DORM BONDS 1981	—	1,470.00	1,470.00	98,000.00	—	1,470.00	—	1,470.00

System Credits												1,470.00
System Debits
Bank Credit
Bank Debit
Trustee Wire

System Credits
System Debits
Bank Credit 12/13/05													1,470.00
Bank Debit
Trustee Wire 12/13/05														1,470.00

20051214	4012005	20016101	RIVERSIDE HOSPITAL					30,000.00	—	—	30,000.00

System Credits												30,000.00
System Debits
Bank Credit
Bank Debit
Trustee Wire

20051215	12-30-05	20023102	VANDERBILT UNIV - 1979 MAYFIELD	35,458.63	4,485.24	39,943.87	299,016.11	35,458.63	4,485.24	—	39,943.87

System Credits												39,943.87
System Debits
Bank Credit 12/15/05													30,000.00
Bank Debit
Trustee Wire 12/15/05														30,000.00

System Credits
System Debits (Payment Reversal)
Bank Credit 12/16/05													39,943.87
Bank Debit
Trustee Wire 12/16/05														39,943.87

20051230	12302005	20002401	BOSTON UNIVERITY	15,515.89	10,611.03	26,126.92	707,402.21	15,515.89	10,611.03	—	26,126.92

System Credits												26,126.92
System Debits
Bank Credit
Bank Debit
Trustee Wire

1

Date Received	Date Due	GMACCM Number	Borrower Name	Principal Due	Interest Due	Total Due	Principal Balance	Principal Paid	Interest Paid	Suspense	Total Paid	Net System Credits	Total Bank Credits	First Chicago Wires	ACH Debits and Other Wires

			TOTALS:	113,278.97	51,732.34	165,011.31	5,327,927.02	143,278.97	59,532.34	—	202,811.31	202,811.31	176,684.39	173,949.26	2,735.13

Loans Due in Current Period and Paid in Prior Period:

11/21/2005	12/1/2005	20013001	MONTREAT-ANDE	2,600.00	1,233.00	3,833.00	82,200.00

			TOTALS:	2,600.00	1,233.00	3,833.00	82,200.00

Loans Due in Current Period Not Yet Paid:

	12/1/2005	20009702	KENT STATE	130,000.00	7,800.00	137,800.00	650,000.00

			TOTALS:	—	—	—	—

			GRAND TOTAL:	115,878.97	52,965.34	168,844.31	5,410,127.02

2

College and University Loan Trust I

Remittance Report Reconciliation

December-05

Total System Credits @ 12/31	202,811.31

Total Bank Credits	176,684.39

Payment Reversal	—
Funds in transit	26,126.92
ACH Correction
Reserve Deposit (Finlandia College)	—

Adjusted Bank Credits:	202,811.31

—

GMAC Commercial Mortgage

College and University Loan Trust I

Remittance Report Reconciliation

December-05

Total Bank Credits @ 12/31	176,684.39

Total Debits to Trustee@ 12/31	173,949.26

Nov. 05 Service Fees	2,735.13
Property Inspection Fee
ACH Correction for duplicate deposit	—

Adjusted Debits to Trustee	176,684.39

—

GMAC Commercial Mortgage

College and University Loan Trust I

Remittance Report for Januaey 2006

Date Received	Date Due	GMACCM Number	Borrower Name	Principal Due	Interest Due	Total Due	Principal Balance	Principal Paid	Interest Paid	Suspense	Total Paid	Net System Credits	Total Bank Credits	First Chicago Wires	ACH Debits and Other Wires

20060103	1012006	20006801	FLORIDA ATLANTIC UNIVERSITY	0	675	675.00	45,000.00	—	675.00	—	675.00
20060103	1012006	20021603	UNIVERSITY OF NORTH CAROLINA	65000	15150	80,150.00	1,010,000.00	65,000.00	15,150.00	—	80,150.00

System Credits												80,825.00
System Debits
Bank Credit 01/04/06													26,126.92
Bank Debit
Trustee Wire 1/04/06														26,126.92

20060104	1012006	20003901	COLLEGE OF CHARLESTON	0	9900	9,900.00	660,000.00	—	9,900.00	—	9,900.00
20060104	0	20009702	KENT STATE UNIVERSITY					520,000.00	—	—	520,000.00

System Credits												529,900.00
System Debits
Bank Credit 1/05/06													80,825.00
Bank Debit
Trustee Wire 1/05/06														80,825.00

20060105	1012006	20009201	JACKSON STATE COLLEGE	50,000.00	1,500.00	51,500.00	100,000.00	50,000.00	1,500.00	—	51,500.00
20060105	1012006	20012401	MISSISSIPPI VALLEY ST. COLLEGE	—	450.00	450.00	30,000.00	—	449.99	—	449.99
20060105	7012006	20012401	MISSISSIPPI VALLEY ST. COLLEGE					—	0.01	—	0.01

System Credits												51,950.00
System Debits
Bank Credit 1/06/06													529,900.00
Bank Debit
Trustee Wire 1/06/06														528,944.23

20060109	1072006	20018701	FINLANDIA UNIVERSITY	7,100.77	6,974.75	14,075.52	2,314,204.29	7,100.77	6,974.75	—	14,075.52

System Credits												14,075.52
System Debits
Bank Credit 1/10													51,950.00
Bank Debit 1/10/06															955.77
Bank Debit
Trustee Wire 1/09/06														51,950.00

20060110	1012006	20021401	UNIV.OF NEBRASKA/ AG MENS CLUB	4,000.00	1,245.00	5,245.00	83,000.00	4,000.00	1,245.00	—	5,245.00

System Credits												5,245.00
System Debits
Bank Credit 1/11/06													14,075.52
Bank Debit 1/11/06
Bank Debit 1/11/06
Trustee Wire 1/11/06														14,075.52

Bank Credit 1/12/06													5,245.00
Trustee Wire 1/12/06														5,245.00

20060116	0	20018701	FINLANDIA UNIVERSITY					—	—	—	—

System Credits												—
System Debits
Bank Credit 1/17/06
Bank Debit
Trustee Wire

20060130	2012006	20010301	LAREDO MUNICIPAL JR. COLLEGE					—	1,500.00	—	1,500.00

System Credits												1,500.00
System Debits
Bank Credit 1/31/06													1,500.00
Bank Debit
Trustee Wire 1/31/06														1,500.00

			TOTALS:	126,100.77	35,894.75	161,995.52	4,242,204.29	646,100.77	37,394.75	—	683,495.52	683,495.52	709,622.44	708,666.67	955.77

Loans Due in Current Period and Paid in Prior Period:
9/2/2005	1012006	20012801	MONTCLAIR COL	—	2,055.00	2,055.00	137,000.00

			TOTALS:	—	2,055.00	2,055.00	137,000.00

Loans Due in Current Period Not Yet Paid:

	TOTALS:			—	—	—	—

	GRAND TOTAL:			126,100.77	37,949.75	164,050.52	4,379,204.29

1

College and University Loan Trust I

Remittance Report Reconciliation

January-06

Total System Credits @ 1/31	683,495.52

Total Bank Credits	709,622.44

Payment Reversal	—
Funds in transit	(26,126.92)
Funds in transit
ACH Correction
Reserve Deposit (Finlandia College)	—

Adjusted Bank Credits:	683,495.52

—

GMAC Commercial Mortgage

College and University Loan Trust I

Remittance Report Reconciliation

January-06

Total Bank Credits @ 1/31	709,622.44

Total Debits to Trustee@ 1/31	708,666.67

Dec. 05 Service Fees	955.77
ACH Correction for duplicate deposit	—

Adjusted Debits to Trustee	709,622.44

—

GMAC Commercial Mortgage

College and University Loan Trust I

Remittance Report for February 2006

Date Received	Date Due	GMACCM Number	Borrower Name	Principal Due	Interest Due	Total Due	Principal Balance	Principal Paid	Interest Paid	Suspense	Total Paid	Net System Credits	Total Bank Credits	First Chicago Wires	ACH Debits and Other Wires

20060201	2012006	20002501	WILLIAM JENNINGS BRYAN COLLEGE	9000	1290	10,290.00	86,000.00	9,000.00	1,290.00	—	10,290.00
20060201	0	20006901	FLORIDA INST OF TECH, INC	8000	120	8,120.00	8,000.00	—	—	8,120.00	8,120.00
20060201	2012006	20018601	STILLMAN COLLEGE	4000	90	4,090.00	6,000.00	4,000.00	90.00	—	4,090.00

System Credits												22,500.00
System Debits
Bank Credit 02/02/06													14,380.00
Bank Credit 02/02/06													8,120.00
Trustee Wire 2/02/06														22,500.00

20060202	0	20006901	FLORIDA INST OF TECH, INC					—	—	(8,120.00)	(8,120.00)
20060202	0	20006901	FLORIDA INST OF TECH, INC					8,000.00	120.00	—	8,120.00

System Credits												8,120.00
System Debits (Pymt Reversal)												(8,120.00)
Bank Credit 2/03/06													8,120.00
Bank Debit 2/3/06															8,120.00
Trustee Wire 2/03/06

20060207	2072006	20018701	FINLANDIA UNIVERSITY	7,122.17	6,953.35	14,075.52	2,307,103.52	7,122.17	6,953.35	—	14,075.52

System Credits												14,075.52
System Debits
Bank Credit 2/08/06													14,075.52
Bank Debit 2/08/06															673.96
Trustee Wire 2/08/06														13,401.56

Bank Credit 2/09/06
Trustee Wire 2/09/06

			TOTALS:	28,122.17	8,453.35	36,575.52	2,407,103.52	28,122.17	8,453.35	—	36,575.52	36,575.52	44,695.52	35,901.56	8,793.96

Loans Due in Current Period and Paid in Prior Period:
1/30/2006	2012006	20010301	LAREDO MUN. J	—	1,500.00	1,500.00	100,000.00

			TOTALS:	—	1,500.00	1,500.00	100,000.00

Loans Due in Current Period Not Yet Paid:
	2012006	20023101	VANDERBLT/GEO	—	2,308.42	2,308.42	—

			TOTALS:	—	—	—	—

			GRAND TOTAL:	28,122.17	9,953.35	38,075.52	2,507,103.52

1

College and University Loan Trust I

Remittance Report Reconciliation

February-06

Total System Credits @ 2/28	36,575.52

Total Bank Credits @ 2/28	44,695.52

Payment Reversal	(8,120.00)
Funds in transit
Funds in transit
ACH Correction
Reserve Deposit (Finlandia College)	—

Adjusted Bank Credits:	36,575.52

—

GMAC Commercial Mortgage

College and University Loan Trust I

Remittance Report Reconciliation

February-06

Total Bank Credits @ 2/28	44,695.52

Total Debits to Trustee@ 2/28	35,901.56

Service Fees	673.96
Escrow Held Payment	8,120.00

Adjusted Debits to Trustee	44,695.52

(0.00)

GMAC Commercial Mortgage

College and University Loan Trust I

Remittance Report for March 2006

Date Received	Date Due	GMACCM Number	Borrower Name	Principal Due	Interest Due	Total Due	Principal Balance	Principal Paid	Interest Paid	Suspense	Total Paid	Net System Credits	Total Bank Credits	First Chicago Wires	ACH Debits and Other Wires

20060301	3012006	20019502	TEXAS TECH. UNIVERSITY	45000	7757.5	52757.5	428000	45,000.00	7,757.50	—	52,757.50
20060301	3012006	20019504	TEXAS TECH. UNIVERSITY	375000	47165.63	422165.63	2795000	375,000.00	47,165.63	—	422,165.63

System Credits												474,923.13
System Debits
Bank Credit 03/01/06
Bank Debitt 03/01/06
Trustee Wire 03/01/06

20060302	3012006	20000902	ANDERSON COLLEGE	25000	1875	26875	125000	25,000.00	1,875.00	—	26,875.00
20060302	3012006	20013801	NORTH CAROLINA STATE UNIVERSITY	0	2100	2100	140000	—	2,100.00	—	2,100.00

System Credits												28,975.00
System Debits
Bank Credit 03/02/06													474,923.13
Bank Debitt 03/02/06
Trustee Wire 03/02/06														474,601.65

System Credits
System Debits
Bank Credit 3/03/06													28,975.00
Bank Debit 3/03/06 (Service Fees)															321.48
Trustee Wire 3/03/06														28,975.00

20060307	3072006	20018701	FINLANDIA UNIVERSITY	7814.46	6261.06	14075.52	2299981.35	7,814.46	6,261.06	—	14,075.52

System Credits												14,075.52
System Debits
Bank Credit 3/07/06
Bank Debit 3/07/06
Trustee Wire 3/07/06

System Credits
System Debits
Bank Credit 3/08/06													28,151.04
Bank Debit 3/08/06															14,075.52
Trustee Wire 3/08/06														14,075.52

20060330	4012006	20007201	FOOTHILL COLLEGE					—	300.00	—	300.00

System Credits												300.00
System Debits
Bank Credit 03/30/06
Bank Debit 03/30/06
Trustee Wire 03/30/06

System Credits
System Debits
Bank Credit 03/31/06													300.00
Bank Debit 03/31/06
Trustee Wire 03/31/06														300.00

			TOTALS:	452,814.46	65,159.19	517,973.65	5,787,981.35	452,814.46	65,459.19	—	518,273.65	518,273.65	532,349.17	517,952.17	14,397.00

Loans Due in Current Period and Paid in Prior Period:

			TOTALS:	—	—	—	—

Loans Due in Current Period Not Yet Paid:

			TOTALS:	—	—	—	—

			GRAND TOTAL:	452,814.46	65,159.19	517,973.65	5,787,981.35

1

College and University Loan Trust I

Remittance Report Reconciliation

March-06

Total System Credits @ 3/31	518,273.65

Total Bank Credits @ 3/31	532,349.17

Payment Reversal	—
Funds in transit	—
Funds in transit	—
ACH Correction	(14,075.52)
Reserve Deposit (Finlandia College)	—

Adjusted Bank Credits:	518,273.65

—

GMAC Commercial Mortgage

College and University Loan Trust I

Remittance Report Reconciliation

March-06

Total Bank Credits @ 3/31	532,349.17

Total Debits to Trustee@ 3/31	517,952.17

Service Fees	321.48
ACH Correction	14,075.52
Escrow Held Payment	—

Adjusted Debits to Trustee	532,349.17

—

GMAC Commercial Mortgage

College and University Loan Trust I

Remittance Report for April 2006

Date Received	Date Due	GMACCM Number	Borrower Name	Principal Due	Interest Due	Total Due	Principal Balance	Principal Paid	Interest Paid	Suspense	Total Paid	Net System Credits	Total Bank Credits	First Chicago Wires	ACH Debits and Other Wires

20060403	4012006	20000601	ALMA COLLEGE	45,000.00	3,675.00	48,675.00	245,000.00	45,000.00	3,675.00	—	48,675.00
20060403	4012006	20001301	AUGSBURG COLLEGE ACCT# AUGS466ADSU	70,000.00	14,250.00	84,250.00	950,000.00	70,000.00	14,250.00	—	84,250.00
20060403	4012006	20002101	BIRMINGHAM SOUTHERN COLLEGE	—	120.00	120.00	8,000.00	—	120.00	—	120.00
20060403	4012006	20002102	BIRMINGHAM SOUTHERN COLLEGE	—	3,000.00	3,000.00	200,000.00	—	3,000.00	—	3,000.00
20060403	4012006	20004001	COLLEGE OF ST. THOMAS					30,000.00	6,225.00	—	36,225.00
20060403	4012006	20004401	R.I. JR. COLLEGE	30,000.00	6,225.00	36,225.00	415,000.00	10,000.00	4,140.00	—	14,140.00
20060403	0	20005801	DRAKE UNIVERSITY	10,000.00	4,140.00	14,140.00	276,000.00	645,000.00	9,675.00	—	654,675.00
20060403	0	20005801	DRAKE UNIVERSITY	40,000.00	9,675.00	49,675.00	645,000.00	—	6,050.00	—	6,050.00
20060403	4012006	20006401	EMPORIA STATE UNIVERSITY	45,000.00	2,550.00	47,550.00	170,000.00	45,000.00	2,550.00	—	47,550.00
20060403	0	20009502	SACRED HEARTKANSAS NEWMAN COLLEGE	21,000.00	315.00	21,315.00	21,000.00	21,000.00	315.00	—	21,315.00
20060403	4012006	20012101	MIDDLEBURY COLLEGE	40,000.00	13,350.00	53,350.00	890,000.00	40,000.00	13,350.00	—	53,350.00
20060403	4012006	20012601	MISSOURI WESTERN STATE COLLEGE (ESCROW)	—	1,500.00	1,500.00	100,000.00	—	1,500.00	—	1,500.00
20060403	4012006	20016201	RIVIER COLLEGE	40,000.00	7,666.88	47,666.88	423,000.00	40,000.00	7,666.88	—	47,666.88
20060403	4012006	20021001	UNIVERSITY OF HAWAII AT MANOA	—	2,025.00	2,025.00	135,000.00	—	2,025.00	—	2,025.00
20060403	4012006	20022601	UNIVERSITY OF STEUBENVILLE	21,000.00	2,801.25	23,801.25	166,000.00	21,000.00	2,801.25	—	23,801.25

System Credits												1,044,343.13
System Debits
Bank Credit 04/03/06
Bank Debit 04/03/06
Trustee Wire 04/03/06

20060404	4012006	20000101	ALBION COLLEGE	—	13,200.00	13,200.00	880,000.00	—	13,200.00	—	13,200.00
20060404	4012006	20003001	CASE WESTERN RESERVE UNIVERSIT					—	20,025.00	—	20,025.00
20060404	4012006	20005201	DANIEL WEBSTER COLLEGE	15,000.00	3,675.00	18,675.00	245,000.00	15,000.00	3,675.00	—	18,675.00
20060404	4012006	20009302	JARVIS CHRISTIAN COLLEGE - BND 69A	25,000.00	6,195.00	31,195.00	413,000.00	25,000.00	6,195.00	—	31,195.00
20060404	4012006	20013501	NEW ENGLAND COLLEGE	—	4,205.00	4,205.00	231,999.99	—	4,205.00	—	4,205.00
20060404	4012006	20013502	NEW ENGLAND COLLEGE	45,000.00	11,250.00	56,250.00	750,000.00	45,000.00	11,250.00	—	56,250.00
20060404	4012006	20016101	RIVERSIDE HOSPITAL	32,000.00	765.00	32,765.00	51,000.00	—	765.00	—	765.00
20060404	4012006	20018001	ST.EDWARDS UNIVERSITY	14,000.00	2,229.38	16,229.38	123,000.00	14,000.00	2,229.38	—	16,229.38
20060404	4012006	20019401	TEXAS STATE COLLEGE	35,000.00	1,050.00	36,050.00	70,000.00	35,000.00	1,050.00	—	36,050.00
20060404	4012006	20021701	UNIVERSITY OF NOTRE DAME - BONDS 1968	80,000.00	19,050.00	99,050.00	1,270,000.00	80,000.00	19,050.00	—	99,050.00
20060404	4012006	20022602	UNIVERSITY OF STEUBENVILLE	16,000.00	3,510.00	19,510.00	234,000.00	16,000.00	3,510.00	—	19,510.00
20060404	4012006	20023901	XAVIER UNIVERSITY OF LOUISIANA	—	5,925.00	5,925.00	395,000.00	—	5,925.00	—	5,925.00

System Credits												321,079.38
System Debits
Bank Credit 04/04/06													1,044,343.13
Bank Debit 04/04/06
Trustee Wire 04/04/06														1,044,343.13

20060405	4012006	20003001	CASE WESTERN RESERVE UNIVERSIT	100,000.00	20,025.00	120,025.00	1,335,000.00	100,000.00	—	—	100,000.00

System Credits												100,000.00
System Debits
Bank Credit 04/05/06													321,079.38
Bank Debit 04/05/06 (April 06 Service Fees)															1,064.63
Trustee Wire 04/05/06														320,014.75

20060406	4012006	20018302	ST. MICHAELS COLLEGE	25,000.00	825.00	25,825.00	55,000.00	25,000.00	825.00	—	25,825.00
20060406	4012006	20022701	UNIVERSITY OF VERMONT	61,000.00	31,395.00	92,395.00	2,093,000.00	61,000.00	31,395.00	—	92,395.00

System Credits												118,220.00
System Debits
Bank Credit 4/06/06													100,000.00
Bank Debit 4/06/06
Trustee Wire 4/06/06														100,000.00

20060407	4012006	20001401	AZUSA PACIFIC UNIVERSITY-1967#95-403850	40,000.00	8,445.00	48,445.00	563,000.00	40,000.00	8,445.00	—	48,445.00
20060407	4072006	20018701	FINLANDIA UNIVERSITY	7,167.18	6,908.34	14,075.52	2,292,166.89	7,167.18	6,908.34	—	14,075.52

System Credits												62,520.52
System Debits
Bank Credit 04/07/06													118,220.00
Bank Debit 04/07/06
Trustee Wire 04/07/06														118,220.00

20060410	4012006	20019101	TAYLOR UNIVERISTY	—	4,275.00	4,275.00	285,000.00	—	4,275.00	—	4,275.00
20060410	4012006	20023601	WESTERN WASHINGTON STATE COLLEGE	—	600.00	600.00	40,000.00	—	600.00	—	600.00

System Credits												4,875.00
System Debits
Bank Credit 04/10/06													62,520.52
Bank Debit 04/10/06
Trustee Wire 04/10/06

System Credits
System Debits
Bank Credit 04/11/06													4,875.00
Bank Debit 04/11/06
Trustee Wire 04/11/06														67,395.52

20060421	4012006	20016101	RIVERSIDE HOSPITAL					32,000.00	—	—	32,000.00

System Credits												32,000.00
System Debits

1

Date Received	Date Due	GMACCM Number	Borrower Name	Principal Due	Interest Due	Total Due	Principal Balance	Principal Paid	Interest Paid	Suspense	Total Paid	Net System Credits	Total Bank Credits	First Chicago Wires	ACH Debits and Other Wires

Bank Credit 04/21/06
Bank Debit 04/21/06
Trustee Wire 04/21/06

20060424	5012006	20002801	CARNEGIE MELLON UNIVERSITY					15,000.00	6,405.00	—	21,405.00
20060424	4012006	20012901	MONTEREY PENINSULA JR. COLLEGE	—	3,225.00	3,225.00	215,000.00	—	3,225.00	—	3,225.00
20060424	5012006	20016601	SARAH LAWRENCE COLLEGE					22,237.10	13,042.64	—	35,279.74
20060424	5012006	20018901	SWARTHMORE COLLEGE					4,476.52	1,289.34	—	5,765.86

System Credits												65,675.60
System Debits
Bank Credit 04/24/06													32,000.00
Bank Debit 04/24/06
Trustee Wire 04/24/06														32,000.00

System Credits
System Debits
Bank Credit 04/25/06													65,675.60
Bank Debit 04/25/06
Trustee Wire 04/25/06														65,675.60

20060427	5012006	20017801	SPRINGFIELD COLLEGE					7,061.35	1,256.55	—	8,317.90

System Credits												8,317.90
System Debits
Bank Credit 04/27/06
Bank Debit 04/27/06
Trustee Wire 04/27/06

System Credits
System Debits
Bank Credit 04/28/06													8,317.90
Bank Debit 04/28/06
Trustee Wire 04/28/06														8,317.90

			TOTALS:	857,167.18	218,045.85	1,075,213.03	16,185,166.88	1,510,942.15	246,089.38	—	1,757,031.53	1,757,031.53	1,757,031.53	1,755,966.90	1,064.63

Loans Due in Current Period and Paid in Prior Period:
10/3/2005	4012006	20002201	BLACKS HILLS	—	210.00	210.00	—
10/3/2005	4012006	20002202	BLACKS HILLS	—	330.00	330.00	22,000.00
3/30/2006	4012006	20007201	FOOTHILL JUNI	—	300.00	300.00	20,000.00
10/3/2005	4012006	20007902	GRAMBLING	—	2,625.00	2,625.00	—
9/30/2005	4012006	20010802	LONG ISLAND U	—	1,931.25	1,931.25	—
10/18/2005	4012006	20016701	SCRIPPS COLLE	—	420.00	420.00	—
			TOTALS:	—	5,816.25	5,816.25	42,000.00

Loans Due in Current Period Not Yet Paid:

			TOTALS:	—	—	—	—

			GRAND TOTAL:	857,167.18	223,862.10	1,081,029.28	16,227,166.88

2

College and University Loan Trust I

Remittance Report Reconciliation

April-06

Total System Credits @ 4/30	1,757,031.53

Total Bank Credits @ 4/30	1,757,031.53

Funds in transit
Funds in transit	—
ACH Correction	—
Reserve Deposit (Finlandia College)	—

Adjusted Bank Credits:	1,757,031.53

—

GMAC Commercial Mortgage

College and University Loan Trust I

Remittance Report Reconciliation

April-06

Total Bank Credits @ 4/30	1,757,031.53

Total Debits to Trustee@ 4/30	1,755,966.90

Service Fees	1,064.63
ACH Correction	—
Escrow Held Payment	—

Adjusted Debits to Trustee	1,757,031.53

(0.00)

GMAC Commercial Mortgage

College and University Loan Trust I

Remittance Report for May 2006

Date Received	Date Due	GMACCM Number	Borrower Name	Principal Due	Interest Due	Total Due	Principal Balance	Principal Paid	Interest Paid	Suspense	Total Paid	Net System Credits	Total Bank Credits	First Chicago Wires	ACH Debits and Other Wires

20060501	5012006	20000401	UNIVERSITY OF ALFRED	—	1,380.00	1,380.00	92,000.00	—	1,380.00	—	1,380.00
20060501	5012006	20001201	ATLANTIC UNION COLLEGE	3,504.96	2,485.48	5,990.44	165,699.40	3,504.96	2,485.48	—	5,990.44
20060501	5012006	20001901	BENEDICT COLLEGE SERIES 1974	—	180.00	180.00	12,000.00	—	180.00	—	180.00
20060501	5012006	20006502	FAIRLEIGH DICKINSON UNIVERSITY	2,312.62	1,302.20	3,614.82	86,813.09	2,312.62	1,302.20	—	3,614.82
20060501	5012006	20013301	MORRIS COLLEGE - BONDS 1983	—	8,445.00	8,445.00	563,000.00	—	8,445.00	—	8,445.00
20060501	5012006	20018801	SUSQUEHANNA UNIVERSITY	—	300.00	300.00	20,000.00	—	300.00	—	300.00
20060501	5012006	20018802	SUSQUEHANNA UNIVERSITY	—	4,712.50	4,712.50	260,000.00	—	4,712.50	—	4,712.50
20060501	5012006	20023501	WESTERN MARYLAND COLLEGE	—	13,650.00	13,650.00	910,000.00	—	13,650.00	—	13,650.00

System Credits												38,272.76
System Debits
Bank Credit 05/02/06
Bank Debit 05/02/06
Trustee Wire 05/02/06

20060503	5012006	20002701	CALIFORNIA STATE UNIVERSITY	—	17,550.00	17,550.00	1,170,000.00	—	17,550.00	—	17,550.00
20060503	5012006	20004501	CONCORDIA TEACHERS COLLEGE	30,000.00	5,250.00	35,250.00	349,999.99	30,000.00	5,250.00	—	35,250.00
20060503	5012006	20008301	HARCUM COLLEGE	—	6,900.00	6,900.00	460,000.00	—	6,900.00	—	6,900.00
20060503	5012006	20016401	CALIFORNIA STATE UNIVERSITY	—	4,575.00	4,575.00	305,000.00	—	4,575.00	—	4,575.00
20060503	5012006	20016501	CALIFORNIA STATE UNIVERSITY	—	9,600.00	9,600.00	640,000.00	—	9,600.00	—	9,600.00
20060503	5012006	20019201	TEMPLE UNIVERSITY	—	5,028.75	5,028.75	298,000.00	—	5,028.75	—	5,028.75
20060503	5012006	20021301	UNIVERSITY OF MONTEVALLO	8,000.00	2,985.00	10,985.00	199,000.00	8,000.00	2,985.00	—	10,985.00

System Credits												89,888.75
System Debits
Bank Credit 05/04/06													38,272.76
Bank Debit 05/04/06
Trustee Wire 05/04/06														38,272.76

20060505	5012006	20020001	UNIVERSITY OF ALABAMA	70,000.00	21,240.00	91,240.00	1,416,000.00	70,000.00	21,240.00	—	91,240.00

System Credits												91,240.00
System Debits
Bank Credit 05/08/06													89,888.75
Bank Debit 05/08/06 (Svc Fees)															3,937.27
Trustee Wire 05/08/06														85,951.48

20060508	5072006	20018701	FINLANDIA UNIVERSITY					7,410.94	6,664.58	—	14,075.52

System Credits												14,075.52
System Debits
Bank Credit 5/09/06													91,240.00
Bank Debit 5/09/06
Trustee Wire 5/09/06														91,240.00

20060518	11012004	20008201	HAMPSHIRE COLLEGE	—	255.00	255.00	35,275.00	15,725.00	765.00	—	16,490.00
20060518	5012005	20008201	HAMPSHIRE COLLEGE					—	510.00	—	510.00
20060518	11012005	20008201	HAMPSHIRE COLLEGE					—	510.00	—	510.00
20060518	5012006	20008201	HAMPSHIRE COLLEGE					—	255.00	—	255.00
20060518	11012004	20008201	HAMPSHIRE COLLEGE					510.00	—	—	510.00

System Credits												18,275.00
System Debits
Bank Credit 05/19/06													14,075.52
Bank Debit 05/19/06
Trustee Wire 05/19/06														14,075.52

20060519	11012004	20008201	HAMPSHIRE COLLEGE					(510.00)	—	—	(510.00)
20060519	5012006	20008201	HAMPSHIRE COLLEGE					—	(255.00)	—	(255.00)
20060519	11012005	20008201	HAMPSHIRE COLLEGE					—	(510.00)	—	(510.00)
20060519	5012005	20008201	HAMPSHIRE COLLEGE					—	(510.00)	—	(510.00)
20060519	11012004	20008201	HAMPSHIRE COLLEGE					(15,725.00)	(765.00)	—	(16,490.00)
20060519	0	20008201	HAMPSHIRE COLLEGE					—	—	18,275.00	18,275.00
20060519	6012006	20013001	MONTREAT-ANDERSON COLLEGE					2,600.00	1,194.00	—	3,794.00

System Credits												22,069.00
System Debits												(18,275.00)
Bank Credit 05/22/06													18,275.00
Bank Debit 05/22/06
Trustee Wire 05/22/06														18,275.00

20060522	0	20008201	HAMPSHIRE COLLEGE					—	—	(18,275.00)	(18,275.00)
20060522	11012004	20008201	HAMPSHIRE COLLEGE					17,000.00	—	—	17,000.00
20060522	11012004	20008201	HAMPSHIRE COLLEGE					—	765.00	—	765.00
20060522	5012005	20008201	HAMPSHIRE COLLEGE					—	510.00	—	510.00

System Credits												18,275.00
System Debits												(18,275.00)
Bank Credit 05/23/06													18,275.00
Bank Credit 05/23/06													3,794.00
Bank Debit 05/23/06															18,275.00
Trustee Wire 05/23/06														3,794.00

Bank Credit 05/24/06													18,275.00
Bank Debit 05/23/06															18,275.00

			TOTALS:	113,817.58	105,838.93	219,656.51	6,982,787.48	140,828.52	114,717.51	—	255,546.03	255,546.03	292,096.03	251,608.76	40,487.27
Loans Due in Current Period and Paid in Prior Period:

			TOTALS:	—	—	—	—

Loans Due in Current Period Not Yet Paid:

		-		—	—	—	—
			TOTALS:

			GRAND TOTAL:	113,817.58	105,838.93	219,656.51	6,982,787.48

College and University Loan Trust I

Remittance Report Reconciliation

May-06

Total System Credits @ 4/30	255,546.03

Total Bank Credits @ 4/30	292,096.03

Funds in transit
ACH Correction	(18,275.00)
escrow held payment	(18,275.00)
Reserve Deposit (Finlandia College)	—

Adjusted Bank Credits:	255,546.03

—

GMAC Commercial Mortgage

College and University Loan Trust I

Remittance Report Reconciliation

May-06

Total Bank Credits @ 4/30	292,096.03

Total Debits to Trustee@ 4/30	251,608.76

Service Fees	3,937.27
ACH Correction	18,275.00
Payment Reversal	18,275.00

Adjusted Debits to Trustee	292,096.03

(0.00)

May 17, 2006

Richard C. Tarnas

J.P. Morgan Trust Company

120 South LaSalle, 4th Floor

Chicago, IL  60603

RE:  College and University Loan Trust One Due Period Report

Section 1306:

A.           Loans delinquent more than six months – See Attached

B.             Loans delinquent less than six months – See Attached

C.             Re-scheduled loans – None to report

D.            Pre-payments – See Attached

E.              Known circumstances that will result in rescheduling of future payments of any loan – None

We certify the above information to be true and correct to the best of our knowledge.

To validate signature use the Approveit
menu to Authenticate, Report & Print.
Approved by: dcunning, 5/23/2006

14:50:02

Darri Cunningham

Vice President, CMBS Investor Reporting

Cc:	Diana Kenneally
US Bank
Corporate Trust Dept.
One Federal Street
Boston, MA 02110

GMAC Commercial Mortgage

College & Trust Facility Loan Trust I

Delinquency Report (less than 6 months)

As of May 1, 2006

GMACCM Loan Number	Borrower Name	Next Payment Due	P and I Due	Current UPB
20002701	CALIFORNIA ST	05-01-06	17,550.00	1,170,000.00
20004501	CONCORDIA TEA	05-01-06	35,250.00	319,999.99
20008201	HAMPSHIRE COL	11-01-04	255.00	51,000.00
20008301	HARCUM JR COL	05-01-06	6,900.00	460,000.00
20016401	CALIFORNIA ST	05-01-06	4,575.00	305,000.00
20016501	CALIFORNIA ST	05-01-06	9,600.00	640,000.00
20019201	TEMPLE UNIV	05-01-06	5,028.75	298,000.00
20020001	UNIV OF ALAB	05-01-06	91,240.00	1,416,000.00
20021301	UNIV OF MONTE	05-01-06	10,985.00	199,000.00
20000401	ALFRED UNIVERSITY	05-01-06	1,380.00	92,000.00
20001201	ATLANTIC UNION COLLEGE	05-01-06	5,990.42	165,699.40
20001901	BENEDICT COLLEGE	05-01-06	180.00	12,000.00
20006502	FAIRLEIGH DICKINSON UNIVERSITY	05-01-06	3,614.82	86,813.09
20013301	MORRIS COLLEGE	05-01-06	8,445.00	563,000.00
20018801	SUSQUEHANNA UNIVERSITY	05-01-06	300.00	20,000.00
20018802	SUSQUEHANNA UNIVERSITY	05-02-06	4,712.50	260,000.00
20023601	WESTERN MARYLAND COLLEGE	05-01-06	13,650.00	910,000.00

	TOTALS:		219,656.49	6,968,512.48

GMAC Commercial Mortgage

College & Trust Facility Loan Trust I

Delinquency Report (6+ Months)

As of May 1, 2006

GMACCM Loan Number	Borrower Name	Next Payment Due	P and I Due	Current UPB
20008201	HAMPSHIRE COL	11-01-04	35,785.00	51,000.00
20010801	LONG ISLAND U	06-01-05	8,999.98	423,999.98

TOTAL			44,784.98	474,999.98

May 17, 2006

Richard C. Tarnas

J.P. Morgan Trust Company

227 West Monroe, 26th Floor

Chicago, IL  60606

RE:  College and University Loan Trust One Payment Date Report

•                  Due period amounts billed through May 1, 2006

$ 2,390,627

•                  Due period amounts billed and not received through May 1, 2006

$ 219,656

•                  Due period amounts billed and received May 2, 2006 through May 17, 2006

$ 219,401

We certify the above information to be true and correct to the best of our knowledge.

To validate signature use the Approveit
menu to Authenticate, Report & Print.
Approved by: dcunning, 5/23/2006
14:49:43

Darri Cunningham

Vice President, CMBS Investor Reporting

Cc:	Diana Kenneally
US Bank
One Federal Street
3rd Floor
Boston, MA 02110

ITEM 2. CODE OF ETHICS

Not applicable to the registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to the registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule is included as part of the report to shareholders filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable to the registrant.

ITEM 11. CONTROLS AND PROCEDURES

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

ITEM 12. EXHIBITS

The following exhibits are attached to this Form N-CSR:

(a)

(1)          Code of ethics or amendments: not applicable to the registrant.

(2)          Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is attached.

(3)          Annual Compliance Statement of the Servicer, GMAC Commercial Mortgage Corporation, is attached.

(4)          Attestation Report of Independent Accountants, PricewaterhouseCoopers, LLP, is attached.

(5)          GMAC reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the Servicer Agreement.

(b) Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust One

By (Signature and Title)	/s/ James Byrnes Vice President

Date	August 4, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James Byrnes Vice President

Date	August 4, 2006